UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                    Report to Stockholders.

TCW US FIXED INCOME AND

MONEY MARKET FUNDS

2006 ANNUAL REPORT

Where experts invest

US FIXED INCOME

TCW Funds, Inc.

Table of Contents	October 31, 2006
Letter To Shareholders	1

Management Discussions	2

Schedules of Investments:

TCW Money Market Fund	10

TCW Core Fixed Income Fund	13

TCW High Yield Bond Fund	24

TCW Short Term Bond Fund	33

TCW Total Return Bond Fund	37

Statements of Assets and Liabilities	42

Statements of Operations	43

Statements of Changes in Net Assets	44

Notes to Financial Statements	46

Financial Highlights	55

Report of Independent Registered Public Accounting Firm	63

Shareholder Expenses	64

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	66

Advisory and Sub-Advisory Agreements Disclosure	67

Directors and Officers	70

(THIS PAGE INTENTIONALLY LEFT BLANK)

US FIXED INCOME

To Our Valued Shareholders

We are pleased to submit the October 31, 2006 annual reports for the TCW Funds, Inc.

The TCW Funds continue to provide our clients with targeted investment strategies featuring competitive expense ratios with no front-end loads or deferred sales charges. In the pages that follow, we have provided detailed information and analysis outlining the performance of each of our funds.

On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our website at www.tcw.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

November 13, 2006

US FIXED INCOME

TCW Core Fixed Income Fund

Management Discussions

For the year ended October 31, 2006, the TCW Core Fixed Income Fund (the "Fund") returned 4.74% on its I Class shares and 4.44% on its N Class shares. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 5.19% over the same period.

The yield on the 10-year U.S. Treasury essentially made a round trip over the 12 months ended October 31, beginning and ending the period near 4.6%. During the first half of 2006, yields moved higher on news of economic strength, inflationary pressures (including surging energy prices) and expectations of further rate hikes by the Federal Reserve.

The yield on the 10-year peaked near 5.2% in late June, then declined significantly for the remainder of the 12-month period on slower GDP growth, falling commodity prices and a slowing housing market. The yield curve inverted in June, the inversion of the 10-year Yield to the Federal Funds rate deepening to about -0.5% by the end of October. The Federal Open Market Committee implemented its last 25bp hike on June 29, bringing the Fed Funds to 5.25%, and has remained on hold since then.

Of the sectors to which the Fund has exposure, high yield was the top-performer for the 12-month period. On the Merrill Lynch indices, high yield returned 10.0%, international (developed) 5.2%, mortgage-backed securities 5.0%, investment-grade corporates 4.3% and governments 3.4%.

We are mindful of the inverted yield curve and the length of the business cycle. Given the narrowness of credit spreads, we have moved gradually to a more conservative posture with lower exposure to investment-grade corporates and high yield bonds in favor of greater allocation to mortgaged-backed securities and U.S. Treasuries.

US FIXED INCOME

TCW Core Fixed Income Fund

TCW Core Fixed Income Fund - I Class

TCW Core Fixed Income Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW High Yield Bond Fund

Management Discussions

For the year ended October 31, 2006, the TCW High Yield Bond Fund (the "Fund") posted a gain of 8.41% and 8.15% on its I Class and N Class shares, respectively. The performance of the Fund's two classes varies because of differing expenses. The Fund's benchmark returned 8.50% over the same period.

The high yield market bounced back in 2006 after posting weak returns in 2005. Credit spreads began to materially tighten in the Fall of 2006 as investors reacted positively to comments from the Federal Reserve suggesting the monetary tightening campaign in the U.S. was potentially coming to an end. Strong corporate earnings, historically low default rates, above-average recovery rates, and buoyant equity markets supported a broad-based rally in the asset class in the second half of 2006. As we had anticipated, coupon income was the primary driver of high yield returns.

During the year, we saw performance in sectors that were among the most challenged in 2005, including autos, cable, and utilities. The Fund benefited from good performance in these sectors and from our ability to identify securities that would benefit from positive credit events such as credit rating upgrades, M&A activity, and tender offers. The Fund's performance was adversely affected by the decision to underweight triple-C securities, which was the best performing credit tier of the high yield market.

The relative value of the high yield market remains intact given high current income, attractive credit spreads, and constructive economic conditions. The Fund continues to focus on a well diversified portfolio concentrated in double-B and single-B issuers that represent an attractive risk/reward opportunity. The Fund primarily invests in below investment grade companies with attractive credit profiles that display good prospects for improved operating results and the potential for credit rating upgrades.

TCW High Yield Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW High Yield Bond Fund

TCW High Yield Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Short Term Bond Fund

Management Discussions

The TCW Short Term Bond Fund (the "Fund") earned a total rate of return of 4.08% for the year ended October 31, 2006. The return for the Fund's benchmark was 4.22% over the same period.

Over the twelve months ended October 31, 2006, yields on most U.S. Treasuries increased, particularly at the short end of the curve. Yields on 3- and 6-month Treasury bills rose 119 and 89 basis points, to 5.07% and 5.11%, respectively. Further out on the curve, the rate increases were less pronounced. The yield on the 2-year U.S. Treasury rose 32 basis points to 4.69%, while the yield on the 10-year U.S. Treasury rose only 5 basis points to 4.60%. The yield curve inverted and the spread between the 2-year U.S. Treasury and the 10-year U.S. Treasury tightened from 18 basis points to -10 basis points. Commodity prices declined over the past few months, with oil closing at $58.73 on October 31, 2006, down from a mid-July peak above $77.00. Gold retreated from its mid-May high above $700 an ounce to $604.10.

The FOMC raised its target rate by 25 basis points 6 times between November 2005 and June 2006, and since then has held rates steady at 5.25%, indicating that the extent and timing of any additional firming is dependent on the outlook for inflation and growth. High energy costs and the slowdown in the housing sector contributed to a decline in economic activity with GDP falling to 1.6% in the third quarter, down from 2.6% in the second quarter and from 5.6% in the first quarter. Inventories of homes for sale hit a succession of record highs over the past several months and rates of home price appreciation decelerated and by some measures even declined. New home sales rose 5.3% in October but the median price of a new home fell to $217,100, the largest year over year decline since December 1970. Existing home sales in September fell 2% and the median price of an existing home fell 2.2% from a year ago. Homebuilders have been especially hard hit by the slowdown. The National Association of Homebuilders/Wells Fargo index of builder confidence rose to 31 in October, up 1 point from September's reading of 30, which was a 15-year low. The OFHEO reported that average home prices rose 1.17% in the second quarter, down from 3.65% in the second quarter of last year. While the rate of appreciation in the OFHEO index remained positive, the decline in the rate of appreciation was the sharpest since 1975.

The mortgage sector was one of the top performing fixed income asset classes over the past 12 months. The Lehman Mortgage Index posted a total rate of return of 5.68%, exceeding the 5.19% return of the Lehman Aggregate Index and the 4.88% return of the Lehman Government/Credit Index. Baa-rated securities and longer maturities were top performing sub-sectors of the high grade fixed income market. Within the mortgage sector, both Fannie Mae and Freddie Mac securities earned higher returns than Ginnie Maes. Lower coupon, longer duration, discount-priced fixed rate pass-throughs generally earned higher returns than higher coupon shorter duration pass-throughs.

The impact of the slowdown in housing on the economy has yet to be determined. The recent decline in energy prices and interest rates is expected to play an important role in stimulating growth going forward. In an environment where the Fed stays on hold, volatility should drift lower, spread product should tighten, and MBS should do well. However, with 10-year Treasury rates back down to February levels and the MBA Refi index moving higher, negative convexity, and call risk are once again back in focus. So far, the response of consumers to the decline in interest rates has been muted. Demand for MBS product from CDOs, agencies, commercial banks, and other investors remains strong, in spite of a plethora of negative headlines on housing bubbles, underwriting policies, and rising rates of foreclosures and delinquencies. We are currently finding value in floaters and discount securities with attractive convexities. Our investment strategy remains unchanged. We continue to emphasize structure and collateral as a means of limiting exposure to all types of prepayment rate risk.

US FIXED INCOME

TCW Short Term Bond Fund

TCW Short Term Bond Fund - I Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Total Return Bond Fund

Management Discussions

The TCW Total Return Bond Fund (the "Fund") earned a total rate of return of 5.72% for the year ended October 31, 2006 on its I Class shares while the N Class shares had a return of 5.42%. The performance of the Fund's two classes varies because of differing expenses. The return for the Fund's benchmark was 5.19% over the same period.

Over the twelve months ended October 31, 2006, yields on most U.S. Treasuries increased, particularly at the short end of the curve. Yields on 3- and 6-month Treasury bills rose 119 and 89 basis points, to 5.07% and 5.11%, respectively. Further out on the curve, the rate increases were less pronounced. The yield on the 2-year U.S. Treasury rose 32 basis points to 4.69%, while the yield on the 10-year U.S. Treasury rose only 5 basis points to 4.60%. The yield curve inverted and the spread between the 2-year U.S. Treasury and the 10-year U.S. Treasury tightened from 18 basis points to -10 basis points. Commodity prices declined over the past few months, with oil closing at $58.73 on October 31, 2006, down from a mid-July peak above $77.00. Gold retreated from its mid-May high above $700 an ounce to $604.10.

The FOMC raised its target rate by 25 basis points 6 times between November 2005 and June 2006, and since then has held rates steady at 5.25%, indicating that the extent and timing of any additional firming is dependent on the outlook for inflation and growth. High energy costs and the slowdown in the housing sector contributed to a decline in economic activity with GDP falling to 1.6% in the third quarter, down from 2.6% in the second quarter and from 5.6% in the first quarter. Inventories of homes for sale hit a succession of record highs over the past several months and rates of home price appreciation decelerated and by some measures even declined. New home sales rose 5.3% in October but the median price of a new home fell to $217,100, the largest year over year decline since December 1970. Existing home sales in September fell 2% and the median price of an existing home fell 2.2% from a year ago. Homebuilders have been especially hard hit by the slowdown. The National Association of Homebuilders/Wells Fargo index of builder confidence rose to 31 in October, up 1 point from September's reading of 30, which was a 15-year low. The OFHEO reported that average home prices rose 1.17% in the second quarter, down from 3.65% in the second quarter of last year. While the rate of appreciation in the OFHEO index remained positive, the decline in the rate of appreciation was the sharpest since 1975.

The mortgage sector was one of the top performing fixed income asset classes over the past 12 months. The Lehman Mortgage Index posted a total rate of return of 5.68%, exceeding the 5.19% return of the Lehman Aggregate Index and the 4.88% return of the Lehman Government/Credit Index. Baa-rated securities and longer maturities were top performing sub-sectors of the high grade fixed income market. Within the mortgage sector, both Fannie Mae and Freddie Mac securities earned higher returns than Ginnie Maes. Lower coupon, longer duration, discount-priced fixed rate pass-throughs generally earned higher returns than higher coupon shorter duration pass-throughs.

The impact of the slowdown in housing on the economy has yet to be determined. The recent decline in energy prices and interest rates is expected to play an important role in stimulating growth going forward. In an environment where the Fed stays on hold, volatility should drift lower, spread product should tighten, and MBS should do well. However, with 10-year Treasury rates back down to February levels and the MBA Refi index moving higher, negative convexity, and call risk are once again back in focus. So far, the response of consumers to the decline in interest rates has been muted. Demand for MBS product from CDOs, agencies, commercial banks, and other investors remains strong, in spite of a plethora of negative headlines on housing bubbles, underwriting policies, and rising rates of foreclosures and delinquencies. We are currently finding value in floaters and discount securities with attractive convexities. Our investment strategy remains unchanged. We continue to emphasize structure and collateral as a means of limiting exposure to all types of prepayment rate risk.

US FIXED INCOME

TCW Total Return Bond Fund

TCW Total Return Bond Fund - I Class

TCW Total Return Bond Fund - N Class

(1)  The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Agency Securities (5.3% of Net Assets)
$5,000,000	Federal Home Loan Mortgage Corp., 4.555%, due 11/21/06	$5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.75%, due 12/29/06	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.8%, due 02/20/07	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 4.875%, due 02/26/07	5,000,000
5,000,000	Federal Home Loan Mortgage Corp., 5.41%, due 06/22/07	5,000,000
5,000,000	Federal National Mortgage Association, 5.62%, due 09/04/07	5,000,000
	Total Agency Securities (Cost: $30,000,000)	30,000,000
	Commercial Paper (53.2%)
10,000,000	Abbey National North America LLC, 5.23%, due 11/02/06	9,998,547
10,000,000	Abbey National North America LLC, 5.245%, due 11/30/06	9,957,749
10,000,000	American Honda Finance, 5.24%, due 11/21/06	9,970,889
2,500,000	Barclays U.S. Funding Corp., 5.24%, due 11/15/06	2,494,906
6,980,000	Barclays U.S. Funding Corp., 5.24%, due 11/22/06	6,958,664
10,000,000	Barclays U.S. Funding Corp., 5.25%, due 11/06/06	9,992,708
25,000,000	BNP Paribas Finance, Inc., 5.29%, due 11/01/06	25,000,000
10,000,000	Calyon North America, Inc., 5.23%, due 11/01/06	10,000,000
10,000,000	Calyon North America, Inc., 5.25%, due 11/07/06	9,991,250
1,900,000	Dresdner U.S. Finance, Inc., 5.25%, due 11/20/06	1,894,735
7,000,000	Dresdner U.S. Finance, Inc., 5.26%, due 11/06/06	6,994,886
10,000,000	Dresdner U.S. Finance, Inc., 5.25%, due 11/06/06	9,992,708
3,300,000	General Electric Capital Corp., 5.24%, due 11/02/06	3,299,520
2,300,000	HBOS Treasury Services, 5.24%, due 11/01/06	2,300,000
4,000,000	HBOS Treasury Services, 5.24%, due 11/09/06	3,995,342
5,000,000	HBOS Treasury Services, 5.25%, due 11/21/06	4,985,417
5,000,000	HBOS Treasury Services, 5.26%, due 11/06/06	4,996,347
1,700,000	HBOS Treasury Services, 5.27%, due 11/14/06	1,697,014
1,300,000	HBOS Treasury Services, 5.25%, due 11/01/06	1,300,000
25,000,000	Illinois Tool Works, Inc., 5.29%, due 11/01/06	25,000,000
9,000,000	ING US Funding LLC, 5.235%, due 11/20/06	8,975,134
5,000,000	ING US Funding LLC, 5.24%, due 11/15/06	4,989,811
10,000,000	Lasalle Bank Corp., 5.23%, due 11/01/06	10,000,000
10,000,000	Paccar Financial Corp., 5.23%, due 11/03/06	9,997,094
10,000,000	Paccar Financial Group, 5.25%, due 11/07/06	9,991,250
20,000,000	Prudential Funding LLC, 5.23%, due 11/03/06	19,994,188
14,563,000	Rabobank USA Finance Corp., 5.29%, due 11/01/06	14,563,000
4,909,000	Rabobank USA Finance Corp., 5.3%, due 11/01/06	4,909,000
6,550,000	Shell International Finance B.V., 5.24%, due 11/02/06	6,549,047
20,000,000	State Street Corp., 5.23%, due 11/02/06	19,997,094
5,000,000	Toyota Motor Credit Corp., 5.35%, due 04/13/07	4,878,882
25,000,000	UBS AG/Finance LLC, 5.29%, due 11/01/06	25,000,000
	Total Commercial Paper (Cost: $300,665,182)	300,665,182
	Corporate Fixed Income Securities (42.6%)
5,000,000	American General Finance Corp., 3%, due 11/15/06	4,999,125
10,000,000	American General Finance Corp., 5.47%, due 04/05/07	10,005,847
5,500,000	Associates Corporation of North America, 7.375%, due 06/11/07	5,560,790
5,000,000	Bank of America Corp., 5.25%, due 02/01/07	5,002,515

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Corporate Fixed Income Securities (Continued)
$5,000,000	Bank of America Corp., 5.599%, due 11/22/06	$5,000,614
5,000,000	Branch Banking & Trust, 5.461%, due 06/04/07	5,003,320
6,800,000	Citigroup Global Markets Holdings, Inc., 5.5%, due 12/12/06	6,801,122
4,700,000	Citigroup, Inc., 3.821%, due 06/04/07	4,703,127
9,265,000	Credit Suisse First Boston, Inc., 5.47%, due 04/05/07	9,270,377
10,000,000	Federal Home Loan Bank, 5.294%, due 06/14/07	10,000,000
9,619,000	Fleetboston Financial Corp., 4.875%, due 12/01/06	9,613,385
10,000,000	General Electric Capital Corp., 5.39%, due 12/08/06	10,000,493
6,700,000	General Electric Co., 5.23%, due 11/02/06	6,699,027
10,000,000	Goldman Sachs Group, Inc., 5.497%, due 07/02/07	10,011,063
5,000,000	HSBC Finance Corp., 5.3%, due 08/15/07	4,996,654
10,000,000	HSBC Finance Corp., 5.44%, due 06/01/07	10,002,019
5,200,000	HSBC Finance Corp., 5.486%, due 05/10/07	5,201,172
5,000,000	International Lease Finance Corp., 3.125%, due 05/03/07	4,939,698
1,800,000	JPMorgan Chase & Co., 3.125%, due 12/11/06	1,795,473
5,000,000	JPMorgan Chase & Co., 5.35%, due 03/01/07	5,006,369
13,200,000	JPMorgan Chase & Co., 5.52%, due 12/18/06	13,202,903
10,000,000	Lehman Brothers Holdings, Inc., 5.494%, due 04/20/07	10,007,094
2,900,000	Merrill Lynch & Co., Inc., 5.365%, due 05/29/07	2,899,830
5,000,000	Merrill Lynch & Co., Inc., 5.505%, due 01/26/07	5,001,709
10,000,000	Merrill Lynch & Co., Inc., 5.537%, due 12/22/06	10,002,439
10,000,000	Morgan Stanley, 5.53%, due 02/15/07	10,003,871
10,000,000	Morgan Stanley, 5.55%, due 11/24/06	10,000,995
10,000,000	Suntrust Banks, Inc., 5.486%, due 05/17/07	10,006,432
5,000,000	Toyota Motor Credit Corp., 5.344%, due 10/15/07	5,001,832
20,000,000	Wal-Mart Stores, Inc., 5.261%, due 03/28/07	19,997,465
10,000,000	Wells Fargo & Co., 5.449%, due 03/23/07	10,003,777
	Total Corporate Fixed Income Securities (Cost: $240,740,537)	240,740,537
	Total Fixed Income Securities (Cost: $571,405,719) (101.1%)	571,405,719
Number of Shares	Short-Term Money Market Investments
	Money Market Investments (1.8%)
10,000,000	BlackRock Liquidity Funds—TempFund, 5.2%	10,000,000
Principal Amount
	Other Short-Term Investments (0.0%)
$62,088	Investors Bank & Trust Depository Reserve, 3.65%	62,088
	Total Short-Term Investments (Cost: $10,062,088) (1.8%)	10,062,088
	Total Investments (Cost: $581,467,807) (102.9%)	581,467,807
	Liabilities in Excess of Other Assets (– 2.9%)	(16,551,844)
	Net Assets (100.0%)	$564,915,963

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

Investments by Industry*

Investments by Industry*	October 31, 2006

Industry	Percentage of Net Assets
Automobiles	3.5%
Banking & Financial Services	82.3
Home Construction, Furnishings & Appliances	1.2
Household Products	4.4
Insurance	0.9
Retailers	3.5
U.S. Government Securities	5.3
Short-Term Investments	1.8
Total	102.9%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments	October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.4%)
$50,000	Goodrich Corp., 7.625%, due 12/15/12	$55,479
50,000	Lockheed Martin Corp., 7.65%, due 05/01/16	58,312
100,000	Textron Financial Corp., 4.6%, due 05/03/10	98,035
	Total Aerospace & Defense	211,826
	Airlines (0.1%)
25,000	CHC Helicopter Corp., 7.375%, due 05/01/14	23,875
	Automotive (0.3%)
100,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	104,213
40,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	40,312
15,000	General Motors Acceptance Corp., 8%, due 11/01/31	15,975
25,000	General Motors Corp., 8.375%, due 07/15/33	22,281	†
	Total Automotive	182,781
	Banking & Financial Services (3.8%)
75,000	American Express Credit Corp., 5%, due 12/02/10	74,883
150,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	146,620
100,000	Bank of America Corp., 5.875%, due 02/15/09	101,847
100,000	BB&T Corp., 6.5%, due 08/01/11	105,515
50,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	48,742
125,000	Citigroup, Inc., 4.125%, due 02/22/10	121,694
36,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	38,250
125,000	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	121,572
35,000	Dollarama Group LP, 8.875%, due 08/15/12	36,225	†
100,000	First Union Bancorp, 7.8%, due 08/18/10	108,969
45,000	Ford Motor Credit Co., 7%, due 10/01/13	41,854
15,000	Ford Motor Credit Co., 9.824%, due 04/15/12	15,636
100,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	99,062
75,000	HSBC Finance Corp., 5%, due 06/30/15	72,790
125,000	JPMorgan Chase & Co., 3.8%, due 10/02/09	120,959
100,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	101,461
5,000	Kraton Polymers LLC, 8.125%, due 01/15/14	4,862
125,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14	120,560
125,000	Merrill Lynch & Co., Inc., 4.25%, due 02/08/10	121,571
50,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	64,981
100,000	PNC Funding Corp., 5.25%, due 11/15/15	99,148
15,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	15,637
100,000	US Bank National Association, 6.3%, due 02/04/14	106,380
50,000	Washington Mutual, Inc., 4.2%, due 01/15/10	48,580
100,000	Wells Fargo & Co., 6.45%, due 02/01/11	105,233
	Total Banking & Financial Services	2,043,031
	Beverages, Food & Tobacco (0.3%)
50,000	Campbell Soup Co., 6.75%, due 02/15/11	52,854
5,000	Dole Food Co., Inc., 8.625%, due 05/01/09	4,925

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Beverages, Food & Tobacco (Continued)
$50,000	Kellogg Co., 6.6%, due 04/01/11	$52,660
50,000	Kraft Foods, Inc., 5.25%, due 10/01/13	49,570
20,000	Supervalu, Inc., 7.5%, due 11/15/14	20,350
	Total Beverages, Food & Tobacco	180,359
	Building Materials (0.0%)
20,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	20,850
	Chemicals (0.5%)
50,000	Dow Chemical Co. (The), 6%, due 10/01/12	51,702
30,000	Ineos Group Holdings PLC (Great Britain), (144A), 8.5%, due 02/15/16	28,875	*†
30,000	Lyondell Chemical Co., 8%, due 09/15/14	30,675
10,000	Lyondell Chemical Co., 8.25%, due 09/15/16	10,275
20,000	Nalco Co., 7.75%, due 11/15/11	20,400
5,000	Nova Chemicals Corp., 6.5%, due 01/15/12	4,700
15,000	Nova Chemicals Corp., 8.5%, due 11/15/13	15,262
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	20,000
70,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	72,275
15,000	Westlake Chemical Corp., 6.625%, due 01/15/16	14,344
	Total Chemicals	268,508
	Coal (0.0%)
15,000	Massey Energy Co., 6.875%, due 12/15/13	14,119
	Commercial Services (0.5%)
25,000	Allied Waste North America, 6.375%, due 04/15/11	24,625
35,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	36,837	*
40,000	Avis Budget Car Rental LLC, (144A), 7.75%, due 05/15/16	39,000	*
20,000	Education Management LLC, (144A), 8.75%, due 06/01/14	20,550	*
10,000	H&E Equipment Services, Inc., (144A), 8.375%, due 07/15/16	10,325	*
30,000	Hertz Corp., (144A), 8.875%, due 01/01/14	31,425	*
10,000	Hertz Corp., (144A), 10.5%, due 01/01/16	10,962	*
25,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	25,937	*
25,000	Service Corporation International, 7.7%, due 04/15/09	26,281
20,000	Service Corporation International, (144A), 7.375%, due 10/01/14	20,450	*
	Total Commercial Services	246,392
	Communications (0.2%)
25,000	Intelsat Intermediate Holding Company, Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	18,937	†
65,000	Intelsat Subsidiary Holding Company, Ltd., 8.25%, due 01/15/13	66,300
3,000	PanAmSat Corp., 9%, due 08/15/14	3,142
	Total Communications	88,379
	Computer & Data Processing Services (0.0%)
5,000	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	4,950

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Computer Integrated Systems Design (0.1%)
$20,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	$20,800	†
35,000	Unisys Corp., 8%, due 10/15/12	33,425
	Total Computer Integrated Systems Design	54,225
	Containers & Packaging (0.1%)
10,000	Ball Corp., 6.625%, due 03/15/18	9,850
5,000	BWAY Corp., 10%, due 10/15/10	5,250
10,000	Pliant Corp., 11.125%, due 09/01/09	9,750
	Total Containers & Packaging	24,850
	Electric Utilities (0.9%)
15,000	AES Corp., 7.75%, due 03/01/14	15,637
37,000	AES Corp., 9.375%, due 09/15/10	40,145
15,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12	16,312	*
50,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	48,885
15,000	Calpine Corp., (144A), 8.5%, due 07/15/10	15,712	*#
100,000	Carolina Power & Light Corp., 5.95%, due 03/01/09	101,343
50,000	Exelon Corp., 4.9%, due 06/15/15	47,336
50,000	FPL Group Capital, Inc., 7.375%, due 06/01/09	52,620
35,000	Mirant North America LLC, 7.375%, due 12/31/13	35,612
50,000	NRG Energy, Inc., 7.375%, due 02/01/16	50,625
15,000	Reliant Energy, Inc., 6.75%, due 12/15/14	14,287
10,000	Reliant Energy, Inc., 9.25%, due 07/15/10	10,375
50,000	Southern Power Co., 4.875%, due 07/15/15	47,493
	Total Electric Utilities	496,382
	Electrical Equipment (0.1%)
50,000	Dominion Resources, Inc., 5.15%, due 07/15/15	48,496
20,000	Edison Mission Energy, (144A), 7.5%, due 06/15/13	20,500	*†
5,000	UCAR Finance, Inc., 10.25%, due 02/15/12	5,262
	Total Electrical Equipment	74,258
	Electronics (0.2%)
15,000	Celestica, Inc., 7.625%, due 07/01/13	15,000	†
50,000	Cisco Systems, Inc., 5.5%, due 02/22/16	50,540
10,000	NXP BV/NXP Funding LLC, (144A), 7.875%, due 10/15/14	10,125	*
10,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	9,400	†
15,000	Sensata Technologies BV (Netherlands), (144A), 8%, due 05/01/14	14,475	*
	Total Electronics	99,540
	Entertainment & Leisure (0.6%)
35,000	Jacobs Entertainment, Inc., (144A), 9.75%, due 06/15/14	34,606	*
20,000	M T R Gaming Group, Inc., (144A), 9%, due 06/01/12	20,250	*
10,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	10,150
25,000	Mandalay Resort Group, 7.625%, due 07/15/13	24,500
20,000	Mandalay Resort Group, 9.375%, due 02/15/10	21,300
50,000	News America, Inc., 6.4%, due 12/15/35	50,124

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (Continued)
$5,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	$5,381	*
15,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14	14,700	*
20,000	Travelport, Inc., (144A), 9.875%, due 09/01/14	19,750	*
50,000	Walt Disney Co. (The), 7%, due 03/01/32	58,350
45,000	Warner Music Group Corp., 7.375%, due 04/15/14	43,875
	Total Entertainment & Leisure	302,986
	Food Retailers (0.1%)
50,000	Kroger Co., 7.5%, due 04/01/31	55,742
	Forest Products & Paper (0.4%)
15,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	13,425	†
10,000	Abitibi-Consolidated, Inc., 8.89%, due 06/15/11	9,650
20,000	Bowater, Inc., 8.39%, due 03/15/10	20,200
5,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	5,069	†
40,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	38,500
15,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	15,450
15,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	15,450	†
10,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,450
30,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	27,938
5,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	5,119	*
50,000	Westvaco Corp., 8.2%, due 01/15/30	56,263
	Total Forest Products & Paper	216,514
	Healthcare (0.3%)
35,000	DaVita, Inc., 7.25%, due 03/15/15	34,825	†
25,000	HCA, Inc., 6.95%, due 05/01/12	22,125
25,000	National Mentor Holdings, Inc., (144A), 11.25%, due 07/01/14	26,281	*
30,000	Omnicare, Inc., 6.875%, due 12/15/15	29,325
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	39,600
5,000	US Oncology, Inc., 10.75%, due 08/15/14	5,513
	Total Healthcare	157,669
	Heavy Machinery (0.1%)
20,000	Case New Holland, Inc., 7.125%, due 03/01/14	20,100
50,000	John Deere Capital Corp., 5.1%, due 01/15/13	49,552
	Total Heavy Machinery	69,652
	Home Construction, Furnishings & Appliances (0.4%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	23,531
100,000	General Electric Capital Corp., 5.875%, due 02/15/12	103,253
25,000	Standard-Pacific Corp., 6.5%, due 10/01/08	24,750
30,000	Technical Olympic USA, Inc., 9%, due 07/01/10	29,400
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	16,625
20,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	18,650
	Total Home Construction, Furnishings & Appliances	216,209

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Household Products (0.1%)
$50,000	Fortune Brands, Inc., 5.125%, due 01/15/11	$49,060
	Insurance (0.6%)
50,000	Allstate Corp. (The), 5.55%, due 05/09/35	48,129
100,000	International Lease Finance Corp., 5.875%, due 05/01/13	102,463
50,000	MetLife, Inc., 5.7%, due 06/15/35	49,300
75,000	Prudential Financial, Inc., 5.1%, due 09/20/14	73,473
75,000	WellPoint, Inc., 5.25%, due 01/15/16	73,920
	Total Insurance	347,285
	Media—Broadcasting & Publishing (0.4%)
5,000	American Media Operations, Inc., 8.875%, due 01/15/11	4,419	†
25,000	Charter Communications Holdings Capital Corp., (144A), 8%, due 04/30/12	25,438	*
25,000	Charter Communications Holdings LLC, 10%, due 05/15/11	21,250
10,000	Charter Communications Holdings LLC, 11%, due 10/01/15	9,625
25,000	CMP Susquehanna Corp., (144A), 9.875%, due 05/15/14	24,313	*
50,000	Comcast Corp., 6.45%, due 03/15/37	50,662
15,000	CSC Holdings, Inc., 7.625%, due 07/15/18	14,775
10,000	Dex Media West LLC, 8.5%, due 08/15/10	10,400
35,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	35,000
20,000	Primedia, Inc., 8%, due 05/15/13	18,575
5,000	Primedia, Inc., 8.875%, due 05/15/11	4,963
15,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	14,588
	Total Media—Broadcasting & Publishing	234,008
	Metals (0.3%)
50,000	Alcan, Inc. (Canada), 5.2%, due 01/15/14	48,882
100,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	99,280
10,000	Chaparral Steel Co., 10%, due 07/15/13	11,150
5,000	Novelis, Inc., (144A), 8.25%, due 02/15/15	4,750	*
20,000	Ryerson, Inc., 8.25%, due 12/15/11	19,950
	Total Metals	184,012
	Miscellaneous (0.3%)
150,000	International Bank of Reconstruction & Development (Supranational), 4.125%, due 06/24/09	147,566
	Oil & Gas (0.7%)
30,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	28,725
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,788
15,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	14,813
15,000	Chesapeake Energy Corp., 7%, due 08/15/14	15,038
50,000	Devon Financing Corp., 7.875%, due 09/30/31	61,359
20,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	20,550
35,000	El Paso Corp., 7.875%, due 06/15/12	36,400
20,000	Exco Resources, Inc., 7.25%, due 01/15/11	19,175
5,000	Hanover Compressor Co., 9%, due 06/01/14	5,319
5,000	Kinder Morgan, Inc., 6.5%, due 09/01/12	5,030

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$50,000	Marathon Oil Corp., 6.8%, due 03/15/32	$56,017
75,000	Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10	84,000
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	18,900
20,000	Williams Companies, Inc., 7.875%, due 09/01/21	21,150
	Total Oil & Gas	391,264
	Pharmaceuticals (0.2%)
30,000	Angiotech Pharmaceuticals, Inc. (Canada), (144A), 7.75%, due 04/01/14	28,500	*
50,000	Schering-Plough Corp., 5.55%, due 12/01/13	50,318
50,000	Wyeth, 5.5%, due 02/01/14	50,233
	Total Pharmaceuticals	129,051
	Radio Telephone Communications (0.3%)
35,000	Dobson Communications Corp., 8.875%, due 10/01/13	34,956	†
75,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	98,387
25,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	26,500
25,000	Rural Cellular Corp., 9.75%, due 01/15/10	25,313	†
	Total Radio Telephone Communications	185,156
	Real Estate (0.3%)
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	9,950
10,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	10,225
125,000	Simon Property Group LP, 5.1%, due 06/15/15 (REIT)	121,515
	Total Real Estate	141,690
	Restaurants (0.1%)
50,000	Yum! Brands, Inc., 7.7%, due 07/01/12	55,100
	Retailers (0.4%)
50,000	CVS Corp., 4.875%, due 09/15/14	47,655
10,000	GSC Holdings Corp., 8%, due 10/01/12	10,350	†
30,000	Harry & David Holdings, Inc., 9%, due 03/01/13	28,800
5,000	Harry & David Holdings, Inc., 10.4%, due 03/01/12	4,950
10,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	10,500
50,000	May Department Stores Co. (The), 5.75%, due 07/15/14	49,324
20,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	21,825	†
10,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	10,225
35,000	Rite Aid Corp., 7.5%, due 01/15/15	33,163	†
	Total Retailers	216,792
	Telephone Communications, exc. Radio (0.9%)
50,000	AT&T Corp., 8%, due 11/15/31	62,639
35,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	35,919	†
25,000	Citizens Communications Co., 9%, due 08/15/31	27,188
75,000	Deutsche Telekom International Finance AG (Germany), 8%, due 06/15/10	81,857
50,000	France Telecom S.A. (France), 7.75%, due 03/01/11	54,815

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2006

Principal Amount		Fixed Income Securities	Value
		Telephone Communications, exc. Radio (Continued)
	$10,000	Hawaiian Telcom Communications, Inc., 9.75%, due 05/01/13	$10,375	†
	35,000	Level 3 Financing, Inc., (144A), 9.25%, due 11/01/14	35,525	*
	15,000	Nordic Telephone Co. Holdings, (144A), 8.875%, due 05/01/16	15,788	*
	30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	30,525
	25,000	Qwest Corp., 8.875%, due 03/15/12	27,438
	50,000	Verizon Communications, Inc., 5.55%, due 02/15/16	49,817
	15,000	Windstream Corp., (144A), 8.125%, due 08/01/13	16,031	*
	30,000	Windstream Corp., (144A), 8.625%, due 08/01/16	32,325	*
		Total Telephone Communications, exc. Radio	480,242
		Transportation (0.2%)
	50,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	52,566
	50,000	Union Pacific Corp., 6.625%, due 02/01/29	55,377
		Total Transportation	107,943
		Total Corporate Bonds (Cost: $7,734,568) (14.2%)	7,722,266
		Collateralized Mortgage Obligations (21.8%)
	484,475	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	484,886
	573,012	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	571,568
	1,338,716	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,397,084
	1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	939,540
	764,951	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	751,381
	2,000,000	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,961,240
	573,295	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	556,446
	1,430,001	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,366,724
	358,296	Federal Home Loan Mortgage Corp. (2897-SD), 1.568%, due 10/15/31 (I/F)(TAC)	283,505
	613,153	Federal National Mortgage Association (01-14-SH), 9.205%, due 03/25/30 (I/F)	648,728
	493,337	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	461,270
	1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,421,010
	1,082,207	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	986,843
		Total Collateralized Mortgage Obligations (Cost: $11,970,724)	11,830,225
		Foreign Government Bonds & Notes (2.7%)
EUR	528,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	662,874
CAD	50,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	51,922
SEK	930,000	Kingdom of Sweden, 5.25%, due 03/15/11	137,181
CAD	50,000	Province of Manitoba (Canada), 5.5%, due 10/01/08	50,507
CAD	50,000	Province of Quebec (Canada), 7.5%, due 09/15/29	63,921
EUR	230,000	Republic of Germany, 3.5%, due 01/04/16	288,620
EUR	100,000	Republic of Italy, 5.375%, due 06/15/33	99,369
ILS	50,000	State of Israel, 4.625%, due 06/15/13	47,571
MXN	50,000	United Mexican States, 5.625%, due 01/15/17	49,925
		Total Foreign Government Bonds & Notes (Cost: $1,405,345)	1,451,890

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (30.4%)
$1,200,000	Federal Home Loan Mortgage Corp., 3.625%, due 09/15/08	$1,172,664
1,000,000	Federal Home Loan Mortgage Corp., 4.125%, due 07/12/10	977,260
500,000	Federal Home Loan Mortgage Corp., 4.625%, due 02/18/11	496,375
450,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	443,372
407,975	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	402,406
207,795	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	204,958
423,356	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	423,805
4,793,115	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	4,631,826
1,250,000	Federal National Mortgage Association, 3.875%, due 02/15/10	1,213,850
1,000,000	Federal National Mortgage Association, 4.25%, due 05/15/09	985,700
750,000	Federal National Mortgage Association, 4.625%, due 01/15/08	746,603
404,006	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	404,175
771,884	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	774,856
403,666	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	412,490
1,448,150	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,374,540
727,338	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	702,339
485,782	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	481,886
698,343	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	664,152
	Total U.S. Government Agency Obligations (Cost: $16,511,839)	16,513,257
	U.S. Treasury Bonds (4.1%)
1,400,000	U.S. Treasury Bond, 6.125%, due 08/15/29	1,657,684	†
380,000	U.S. Treasury Bond, 6.125%, due 11/15/27	446,321	†
100,000	U.S. Treasury Bond, 7.125%, due 02/15/23	125,875
	Total U.S. Treasury Bonds (Cost: $2,226,527)	2,229,880
	U.S. Treasury Notes (15.9%)
1,800,000	U.S. Treasury Note, 2.875%, due 11/30/06	1,796,346
100,000	U.S. Treasury Note, 3.625%, due 07/15/09	97,500
1,800,000	U.S. Treasury Note, 4%, due 03/15/10	1,767,096	†
4,300,000	U.S. Treasury Note, 4.125%, due 05/15/15	4,157,584
800,000	U.S. Treasury Note, 4.375%, due 12/31/07	795,376
	Total U.S. Treasury Notes (Cost: $8,500,849)	8,613,902
	Total Fixed Income Securities (Cost: $48,349,852) (89.1%)	48,361,420
Number of Shares	Equity Securities
191	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	3,883	**
67	WRC Media Corp., (144A), Common Stock (Media—Broadcasting & Publishing)	—	* **
	Total Equity Securities (Cost: $2,789) (0.0%)	3,883

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

October 31, 2006

Principal Amount	Currency Options	Value
$4,750,000	USD Put/CNY Call, Strike Price CNY 7.891, expires 11/02/06	$9,500
	Total Currency Options (Cost: $21,080) (0.0%)	9,500
Number of Shares	Short-Term Investments
	Money Market Investments (0.1%)
44,968	Merrimac Cash Fund—Premium Class, 5.092%	44,968	***
Principal Amount
	Other Short-Term Investments (13.1%) ▲
$56,203	Abbey National PLC, 5.27%, due 11/16/06	56,203	***
112,419	Abbey National PLC, 5.28%, due 12/01/06	112,419	***
140,524	ABN Amro Bank NV, 5.305%, due 11/21/06	140,524	***
140,524	Banco Bilbao Vizcaya Argentaria, S.A., 5.31%, due 01/03/07	140,524	***
112,946	Banco Santander Central Hispano S.A., 5.275%, due 11/14/06	112,419	***
146,145	Bank of America, 5.27%, due 11/10/06	146,145	***
140,524	Bank of America, 5.3%, due 11/20/06	140,524	***
56,210	Bank of Montreal, 5.28%, due 12/04/06	56,210	***
140,524	Barclays Bank PLC, 5.3%, due 01/02/07	140,524	***
39,479	Barton Capital LLC, 5.268%, due 11/02/06	39,347	***
84,635	Barton Capital LLC, 5.27%, due 11/07/06	84,314	***
168,266	Barton Capital LLC, 5.277%, due 11/17/06	167,725	***
56,210	BNP Paribas, 5.28%, due 12/15/06	56,210	***
56,210	Canadian Imperial Bank of Commerce, 5.28%, due 11/29/06	56,210	***
56,682	Charta LLC, 5.314%, due 11/01/06	56,210	***
94,139	CIESCO, 5.29%, due 11/16/06	93,425	***
56,490	Commonwealth Bank of Australia, 5.286%, due 11/30/06	56,210	***
56,690	Compass Securitization, 5.305%, due 12/15/06	56,210	***
56,674	CRC Funding LLC, 5.314%, due 12/19/06	56,210	***
112,419	Credit Suisse First Boston Corp., 5.31%, due 11/13/06	112,419	***
140,524	Credit Suisse First Boston Corp., 5.31%, due 11/14/06	140,524	***
56,391	Fairway Finance, 5.277%, due 11/17/06	56,210	***
54,753	Fairway Finance, 5.299%, due 11/15/06	54,401	***
89,120	Falcon Asset Securitization Corp., 5.292%, due 11/14/06	88,742	***
112,419	Fortis Bank, 5.3%, due 11/20/06	112,419	***
56,581	General Electric Capital Services, Inc., 5.285%, due 11/03/06	56,210	***
56,482	Greyhawk Funding, 5.296%, due 11/27/06	56,210	***
140,524	Harris Trust & Savings, 5.28%, due 11/22/06	140,524	***
112,419	HBOS Halifax Bank of Scotland, 5.3%, due 01/08/07	112,419	***
2,819,966	Investors Bank & Trust Depository Reserve, 3.65%	2,819,966
84,698	Jupiter Securitization Corp., 5.284%, due 11/06/06	84,314	***
56,490	Kitty Hawk Funding Corp., 5.286%, due 11/29/06	56,210	***
56,433	Lexington Parker Capital Co., 5.291%, due 11/09/06	56,210	***
84,698	Liberty Street, 5.284%, due 11/13/06	84,314	***

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$56,383	Old Line Funding LLC, 5.276%, due 11/15/06	$56,210	***
84,736	Ranger Funding, 5.294%, due 11/16/06	84,314	***
84,699	Ranger Funding, 5.296%, due 11/29/06	84,314	***
196,733	Royal Bank of Canada, 5.3%, due 11/17/06	196,733	***
112,419	Royal Bank of Scotland, 5.31%, due 01/11/07	112,419	***
84,425	Sheffield Receivables Corp., 5.267%, due 11/02/06	84,314	***
112,419	Skandinaviska Enskilda Banken AB, 5.3%, due 11/20/06	112,419	***
62,685	Svenska Handlesbanken, 5.3%, due 11/01/06	62,685	***
56,482	Three Pillars Funding LLC, 5.285%, due 11/20/06	56,210	***
84,314	Toronto Dominion Bank, 5.3%, due 12/11/06	84,314	***
224,838	UBS AG, 5.3%, due 01/04/07	224,838	***
84,748	Variable Funding Capital Co., 5.271%, due 11/07/06	84,314	***
84,648	Variable Funding Capital Co., 5.287%, due 11/28/06	84,314	***
28,167	Yorktown Capital LLC, 5.292%, due 11/15/06	28,105	***
	Total Other Short-Term Investments	7,154,158
	Total Short-Term Investments (Cost: $7,199,126) (13.2%)	7,199,126
	Total Investments (Cost: $55,572,847) (102.3%)	55,573,929
	Liabilities in Excess of Other Assets (– 2.3%)	(1,275,168)
	Net Assets (100.0%)	$54,298,761

  Notes to the Schedule of Investments:

CAD  -  Canadian Dollar.

CNY  -  Chinese Yuan.

EUR  -  Euro Currency.

ILS  -  Israeli Shekel.

MXN  -  Mexican Peso.

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

REIT  -  Real Estate Investment Trust.

SEK  -  Swedish Krona.

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of these securities amounted to $610,242 or 1.12% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Company is in default and is not making interest payments.

  ▲  Other Short-Term Investments consists of Certificate Deposits, Commercial Papers, Discount Notes, and/or Time Deposits.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Investments by Industry*

Investments by Industry*	October 31, 2006

Industry	Percentage of Net Assets
Aerospace & Defense	0.4%
Airlines	0.1
Automotive	0.3
Banking & Financial Services	3.8
Beverages, Food & Tobacco	0.3
Building Materials	0.0	**
Chemicals	0.5
Coal	0.0	**
Commercial Services	0.5
Communications	0.2
Computer & Data Processing Services	0.0	**
Computer Integrated Systems Design	0.1
Containers & Packaging	0.1
Electric Utilities	0.9
Electrical Equipment	0.1
Electronics	0.2
Entertainment & Leisure	0.6
Financial Services	0.0	**
Food Retailers	0.1
Forest Products & Paper	0.4
Healthcare	0.3
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.4
Household Products	0.1
Insurance	0.6
Media—Broadcasting & Publishing	0.4
Metals	0.3
Miscellaneous	0.3
Oil & Gas	0.7
Pharmaceuticals	0.2
Radio Telephone Communications	0.3
Real Estate	0.3
Restaurants	0.1
Retailers	0.4
Telephone Communications, exc. Radio	0.9
Transportation	0.2
U.S. Government Securities	72.2
Foreign Government Securities	2.7
Short-Term Investments	13.2
Total	102.3%

*  These classifications are unaudited.

**  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (94.0%)
	Advertising (0.2% of Net Assets)
$225,000	Advanstar Communications, Inc., 10.75%, due 08/15/10	$243,281
	Airlines (0.6%)
1,000,000	CHC Helicopter Corp., 7.375%, due 05/01/14	955,000
	Automotive (1.8%)
500,000	General Motors Acceptance Corp., 6.125%, due 08/28/07	498,690
1,150,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	1,158,981
175,000	General Motors Acceptance Corp., 8%, due 11/01/31	186,375
1,075,000	General Motors Corp., 8.375%, due 07/15/33	958,094	†
	Total Automotive	2,802,140
	Banking & Financial Services (3.5%)
1,332,000	Consolidated Communications Illinois Holdings, Inc./Texas Holdings, Inc., 9.75%, due 04/01/12	1,415,250
1,225,000	Dollarama Group LP, 8.875%, due 08/15/12	1,267,875	†
1,450,000	Ford Motor Credit Co., 7%, due 10/01/13	1,348,616
1,000,000	Ford Motor Credit Co., 9.824%, due 04/15/12	1,042,420
175,000	Kraton Polymers LLC, 8.125%, due 01/15/14	170,187
350,000	Poster Financial Group, Inc., 8.75%, due 12/01/11	364,875
	Total Banking & Financial Services	5,609,223
	Beverages, Food & Tobacco (1.5%)
500,000	Dean Foods Co, 7%, due 06/01/16	506,250
500,000	Dole Food Co., Inc., 8.625%, due 05/01/09	492,500
1,075,000	Supervalu, Inc., 7.5%, due 11/15/14	1,093,812
325,000	Viskase Cos., Inc., 11.5%, due 06/15/11	325,000
	Total Beverages, Food & Tobacco	2,417,562
	Building Materials (0.5%)
750,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	781,875
	Chemicals (5.4%)
1,250,000	Ineos Group Holdings PLC (Great Britain), (144A), 8.5%, due 02/15/16	1,203,125	*†
1,375,000	Lyondell Chemical Co., 8%, due 09/15/14	1,405,937
425,000	Lyondell Chemical Co., 8.25%, due 09/15/16	436,687
535,000	Nalco Co., 7.75%, due 11/15/11	545,700
300,000	Nova Chemicals Corp., 6.5%, due 01/15/12	282,000
1,000,000	Nova Chemicals Corp., 8.5%, due 11/15/13	1,017,500
1,675,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	1,675,000
1,475,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	1,522,937
600,000	Westlake Chemical Corp., 6.625%, due 01/15/16	573,750
	Total Chemicals	8,662,636
	Coal (0.5%)
775,000	Massey Energy Co., 6.875%, due 12/15/13	729,469

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Commercial Services (7.3%)
$750,000	Allied Waste North America, Inc., 7.375%, due 04/15/14	$746,250	†
1,125,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	1,158,750	†
1,500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16	1,578,750	*
1,875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (144A), 7.75%, due 05/15/16	1,828,125	*
1,000,000	Education Management LLC, (144A), 8.75%, due 06/01/14	1,027,500	*
425,000	H&E Equipment Services, Inc., (144A), 8.375%, due 07/15/16	438,812	*
1,275,000	Hertz Corp., (144A), 8.875%, due 01/01/14	1,335,562	*
1,050,000	Mid American Waste System Exchange, 12.25%, due 02/15/05	—	**#
1,575,000	Mobile Services Group, Inc., (144A), 9.75%, due 08/01/14	1,634,062	*
1,500,000	Service Corporation International, 7.7%, due 04/15/09	1,563,750
250,000	Service Corporation International, (144A), 7.375%, due 10/01/14	255,625	*
	Total Commercial Services	11,567,186
	Communications (3.0%)
1,000,000	Insight Midwest, LP, 9.75%, due 10/01/09	1,015,000
300,000	Intelsat Intermediate Holding Company, Ltd., 0% to 02/01/10, 9.25% thereafter, due 02/01/15	227,250	†
2,100,000	Intelsat Subsidiary Holding Company, Ltd., 8.25%, due 01/15/13	2,142,000	†
775,000	L-3 Communications Corp., 6.375%, due 10/15/15	763,375
650,000	PanAmSat Corp., 9%, due 08/15/14	680,875
	Total Communications	4,828,500
	Computer & Data Processing Services (0.3%)
500,000	Seagate Technology HDD Holdings, 6.375%, due 10/01/11	495,000
	Computer Integrated Systems Design (1.2%)
750,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	780,000
500,000	Unisys Corp., 6.875%, due 03/15/10	486,250
700,000	Unisys Corp., 8%, due 10/15/12	668,500
	Total Computer Integrated Systems Design	1,934,750
	Containers & Packaging (1.9%)
1,000,000	Ball Corp., 6.625%, due 03/15/18	985,000
1,500,000	BWAY Corp., 10%, due 10/15/10	1,575,000
550,000	Pliant Corp., 11.125%, due 09/01/09	536,250
	Total Containers & Packaging	3,096,250
	Electric Utilities (5.9%)
100,000	AES Corp., 7.75%, due 03/01/14	104,250
850,000	AES Corp., 9.375%, due 09/15/10	922,250
1,000,000	AES Corp., 9.5%, due 06/01/09	1,065,000
425,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12	462,187	*
1,000,000	Calpine Corp., (144A), 8.5%, due 07/15/10	1,047,500	*#
1,425,000	Mirant North America LLC, 7.375%, due 12/31/13	1,449,937
1,650,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,670,625
775,000	PSEG Energy Holdings, Inc., 10%, due 10/01/09	846,687
775,000	Reliant Energy, Inc., 6.75%, due 12/15/14	738,187
1,075,000	Reliant Energy, Inc., 9.25%, due 07/15/10	1,115,313
	Total Electric Utilities	9,421,936

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Electrical Equipment (1.1%)
$975,000	Edison Mission Energy, (144A), 7.5%, due 06/15/13	$999,375	*
750,000	UCAR Finance, Inc., 10.25%, due 02/15/12	789,375
	Total Electrical Equipment	1,788,750
	Electronics (1.4%)
300,000	Celestica, Inc., 7.625%, due 07/01/13	300,000
650,000	NXP BV/NXP Funding LLC, (144A), 7.875%, due 10/15/14	658,125	*
500,000	Sanmina-SCI Corp., 6.75%, due 03/01/13	470,000	†
900,000	Sensata Technologies BV (Netherlands), (144A), 8%, due 05/01/14	868,500	*
	Total Electronics	2,296,625
	Entertainment & Leisure (6.8%)
450,000	Gaylord Entertainment Co., 8%, due 11/15/13	456,750
1,400,000	Jacobs Entertainment, (144A), 9.75%, due 06/15/14	1,384,250	*
1,300,000	M T R Gaming Group, Inc., (144A), 9%, due 06/01/12	1,316,250	*
1,250,000	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.5%, due 10/15/10	1,268,750
1,000,000	Mandalay Resort Group, 7.625%, due 07/15/13	980,000
1,010,000	Mandalay Resort Group, 9.375%, due 02/15/10	1,075,650
725,000	Pokagon Gaming Authority, (144A), 10.375%, due 06/15/14	780,281	*
1,400,000	Steinway Musical Instruments, (144A), 7%, due 03/01/14	1,372,000	*
950,000	Travelport, Inc., (144A), 9.875%, due 09/01/14	938,125	*
750,000	Warner Music Group Corp., 7.375%, due 04/15/14	731,250
750,000	WMG Holdings Corp., 0% to 12/15/09, 9.5% thereafter, due 12/15/14	575,625
	Total Entertainment & Leisure	10,878,931
	Food Retailers (0.2%)
300,000	Stater Bros. Holdings, Inc., 8.125%, due 06/15/12	303,000
	Forest Products & Paper (6.9%)
850,000	Abitibi-Consolidated, Inc., 7.75%, due 06/15/11	760,750	†
200,000	Abitibi-Consolidated, Inc., 8.89%, due 06/15/11	193,000
1,200,000	Bowater, Inc., 8.39%, due 03/15/10	1,212,000
1,175,000	Buckeye Technologies, Inc., 8.5%, due 10/01/13	1,191,156	†
1,575,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	1,515,938
1,325,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	1,444,250
600,000	Graphic Packaging International Corp., 8.5%, due 08/15/11	618,000
475,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	489,250	†
625,000	Neenah Paper, Inc., 7.375%, due 11/15/14	590,625
1,275,000	Norske Skog Canada, Ltd., 7.375%, due 03/01/14	1,187,344
1,375,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15	1,407,656	*
725,000	Tembec Industries, Inc., 8.5%, due 02/01/11	395,125	**†
	Total Forest Products & Paper	11,005,094
	Healthcare (6.0%)
1,250,000	Concentra Operating Corp., 9.5%, due 08/15/10	1,309,375
1,575,000	DaVita, Inc., 7.25%, due 03/15/15	1,567,125
1,000,000	HCA, Inc., 6.95%, due 05/01/12	885,000

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Healthcare (Continued)
$1,025,000	National Mentor Holdings, (144A), 11.25%, due 07/01/14	$1,077,531	*
1,050,000	Omnicare, Inc., 6.875%, due 12/15/15	1,026,375
2,200,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	2,178,000
400,000	Tenet Healthcare Corp., 9.25%, due 02/01/15	382,000
975,000	US Oncology, Inc., 10.75%, due 08/15/14	1,074,938
	Total Healthcare	9,500,344
	Heavy Machinery (0.7%)
1,100,000	Case New Holland, Inc., 7.125%, due 03/01/14	1,105,500
	Home Construction, Furnishings & Appliances (2.4%)
1,400,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	1,317,750
1,125,000	Standard Pacific Corp., 9.25%, due 04/15/12	1,130,625
600,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	498,750
950,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	885,875
	Total Home Construction, Furnishings & Appliances	3,833,000
	Insurance (0.7%)
1,100,000	Leucadia National Corp., 7%, due 08/15/13	1,104,125
	Media—Broadcasting & Publishing (7.7%)
350,000	American Media Operations, Inc., 8.875%, due 01/15/11	309,313
550,000	Charter Communications Holdings Capital Corp., (144A), 8%, due 04/30/12	559,625	*
825,000	Charter Communications Holdings LLC, 10.25%, due 09/15/10	851,813
825,000	Charter Communications Holdings LLC, 11%, due 10/01/15	794,063
1,525,000	CMP Susquehanna Corp., (144A), 9.875%, due 05/15/14	1,483,063	*
700,000	CSC Holdings, Inc., 7.625%, due 04/01/11	707,000
425,000	CSC Holdings, Inc., 7.625%, due 07/15/18	418,625
125,000	CSC Holdings, Inc., 7.875%, due 02/15/18	125,000
1,000,000	Dex Media, Inc., 8%, due 11/15/13	1,008,750
1,075,000	Echostar DBS Corp., (144A), 7%, due 10/01/13	1,064,250	*
1,725,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,725,000
1,375,000	Primedia, Inc., 8%, due 05/15/13	1,277,031
150,000	Primedia, Inc., 8.875%, due 05/15/11	148,875
725,000	Readers Digest Association, Inc., 6.5%, due 03/01/11	705,063
1,050,000	Rogers Cable, Inc., 6.75%, due 03/15/15	1,063,125
	Total Media—Broadcasting & Publishing	12,240,596
	Metals (2.9%)
1,450,000	AK Steel Corp., 7.75%, due 06/15/12	1,450,000
1,200,000	Chaparral Steel Co., 10%, due 07/15/13	1,338,000
1,000,000	Novelis, Inc., (144A), 8.25%, due 02/15/15	950,000	*
825,000	Ryerson, Inc., 8.25%, due 12/15/11	822,938
	Total Metals	4,560,938
	Oil & Gas (6.4%)
1,050,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	1,005,375
2,200,000	Chesapeake Energy Corp., 7%, due 08/15/14	2,205,500
1,550,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,592,625

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$1,125,000	El Paso Corp., 7.875%, due 06/15/12	$1,170,000
595,000	Exco Resources, Inc., 7.25%, due 01/15/11	570,456
980,000	Hanover Compressor Co., 9%, due 06/01/14	1,042,475
450,000	Kinder Morgan, Inc., 6.5%, due 09/01/12	452,723
275,000	Mariner Energy, Inc., (144A), 7.5%, due 04/15/13	264,000	*
850,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	803,250
825,000	Williams Companies, Inc., 7.875%, due 09/01/21	872,438
175,000	Williams Companies, Inc., 8.125%, due 03/15/12	188,125
	Total Oil & Gas	10,166,967
	Pharmaceuticals (0.8%)
1,350,000	Angiotech Pharmaceuticals, Inc., (144A), 7.75%, due 04/01/14	1,282,500	*
	Radio Telephone Communications (2.4%)
1,000,000	Dobson Communications Corp., 8.875%, due 10/01/13	998,750	†
500,000	Rogers Wireless Communications, Inc., 8%, due 12/15/12	530,000
1,000,000	Rogers Wireless Communications, Inc., 9.625%, due 05/01/11	1,130,000
1,190,000	Rural Cellular Corp., 9.75%, due 01/15/10	1,204,875	†
	Total Radio Telephone Communications	3,863,625
	Real Estate (1.4%)
1,425,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	1,457,063
740,000	FelCor Lodging LP, 8.5%, due 06/01/11	788,100
	Total Real Estate	2,245,163
	Restaurants (0.2%)
300,000	AmeriQual Group LLC/AmeriQual Finance Corp., (144A), 9%, due 04/01/12	312,000	*
	Retailers (4.1%)
1,325,000	GSC Holdings Corp., 8%, due 10/01/12	1,371,375	†
1,400,000	Harry & David Holdings, Inc., 9%, due 03/01/13	1,344,000
900,000	Jean Coutu Group, Inc., 7.625%, due 08/01/12	945,000
1,000,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	1,091,250	†
300,000	Payless Shoesource, Inc., 8.25%, due 08/01/13	306,750
1,550,000	Rite Aid Corp., 7.5%, due 01/15/15	1,468,625	†
	Total Retailers	6,527,000
	Telephone Communications, exc. Radio (8.3%)
1,675,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	1,718,969
640,000	Citizens Communications Co., 6.25%, due 01/15/13	627,200
1,250,000	Citizens Communications Co., 9%, due 08/15/31	1,359,375
575,000	Hawaiian Telcom Communications, Inc., 9.75%, due 05/01/13	596,563	†
2,025,000	Level 3 Financing, Inc., (144A), 9.25%, due 11/01/14	2,055,375	*
1,225,000	Nordic Telephone Co. Holdings, (144A), 8.875%, due 05/01/16	1,289,313	*
500,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	508,750
300,000	Qwest Corp., 7.5%, due 06/15/23	303,000
700,000	Qwest Corp., 7.625%, due 06/15/15	735,000
1,400,000	Qwest Corp., 8.875%, due 03/15/12	1,536,500

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Telephone Communications, exc. Radio (Continued)
$525,000	Valor Telecommunications Enterprises LLC/Valor Telecommunications Enterprises Finance Corp., 7.75%, due 02/15/15	$561,750
700,000	Windstream Corp., (144A), 8.125%, due 08/01/13	748,125	*
1,175,000	Windstream Corp., (144A), 8.625%, due 08/01/16	1,266,063	*
	Total Telephone Communications, exc. Radio	13,305,983
	Total Corporate Bonds (Cost: $150,461,521)	149,864,949
	Structured Notes (1.9%)
	Banking & Financial Services (1.9%)
3,000,000	DJ CDX HY 7 Trust 1, (144A), 8.375%, due 12/29/11	3,026,880	*##
	Total Structured Notes (Cost: $3,005,571)	3,026,880
	Total Fixed Income Securities (Cost: $153,467,092) (95.9%)	152,891,829
Number of Shares	Equity Securities
15,167	Huntsman Corp., (144A), Common Stock (Chemicals)	261,934	* **
800	Pliant Corp., (144A), Warrants, expire 06/01/10 (Containers & Packaging)	—	* **
5,754	Trump Entertainment Resorts, Inc., Common Stock (Entertainment & Leisure)	116,979	**
1,454	WRC Media Corp., (144A), Common Stock (Media— Broadcasting & Publishing)	—	* **
2,047	Forman Petroleum Corp., Warrants, expire 01/14/07 (Oil & Gas Services)	—	**
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10 (Telecommunications)	—	* **
	Total Equity Securities (Cost: $193,927) (0.2%)	378,913
	Short-Term Investments
	Money Market Investments (0.1%)
138,013	Merrimac Cash Fund—Premium Class, 5.092%	138,013	***
Principal Amount
	Other Short-Term Investments (11.9%) ▲
$172,516	Abbey National PLC, 5.27%, due 11/16/06	172,516	***
345,033	Abbey National PLC, 5.28%, due 12/01/06	345,033	***
431,291	ABN Amro Bank NV, 5.305%, due 11/21/06	431,291	***
431,291	Banco Bilbao Vizcaya Argentaria, S.A., 5.31%, due 01/03/07	431,291	***
346,650	Banco Santander Central Hispano S.A., 5.275%, due 11/14/06	345,033	***
448,543	Bank of America, 5.27%, due 11/10/06	448,543	***
431,291	Bank of America, 5.3%, due 11/20/06	431,291	***
172,516	Bank of Montreal, 5.28%, due 12/04/06	172,516	***
431,291	Barclays Bank PLC, 5.3%, due 01/02/07	431,291	***
121,168	Barton Capital LLC, 5.268%, due 11/02/06	120,761	***

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (Continued)
$259,759	Barton Capital LLC, 5.27%, due 11/07/06	$258,775	***
516,436	Barton Capital LLC, 5.277%, due 11/17/06	514,776	***
172,516	BNP Paribas, 5.28%, due 12/15/06	172,516	***
172,516	Canadian Imperial Bank of Commerce, 5.28%, due 11/29/06	172,516	***
173,968	Charta LLC, 5.314%, due 11/01/06	172,516	***
288,928	CIESCO, 5.29%, due 11/16/06	286,737	***
173,378	Commonwealth Bank of Australia, 5.286%, due 11/30/06	172,516	***
173,991	Compass Securitization, 5.305%, due 12/15/06	172,516	***
173,942	CRC Funding LLC, 5.314%, due 12/19/06	172,516	***
345,033	Credit Suisse First Boston Corp., 5.31%, due 11/13/06	345,033	***
431,291	Credit Suisse First Boston Corp., 5.31%, due 11/14/06	431,291	***
173,073	Fairway Finance, 5.277%, due 11/17/06	172,516	***
168,047	Fairway Finance, 5.299%, due 11/15/06	166,966	***
273,526	Falcon Asset Securitization Corp., 5.292%, due 11/14/06	272,364	***
345,033	Fortis Bank, 5.3%, due 11/20/06	345,033	***
173,656	General Electric Capital Services, Inc., 5.285%, due 11/03/06	172,516	***
173,354	Greyhawk Funding, 5.296%, due 11/27/06	172,516	***
431,291	Harris Trust & Savings, 5.28%, due 11/22/06	431,291	***
345,033	HBOS Halifax Bank of Scotland, 5.3%, due 01/08/07	345,033	***
5,749,786	Investors Bank & Trust Depository Reserve, 3.65%	5,749,786
259,952	Jupiter Securitization Corp., 5.284%, due 11/06/06	258,775	***
173,378	Kitty Hawk Funding Corp., 5.286%, due 11/29/06	172,516	***
173,201	Lexington Parker Capital Co., 5.291%, due 11/09/06	172,516	***
259,952	Liberty Street, 5.284%, due 11/13/06	258,775	***
173,047	Old Line Funding LLC, 5.276%, due 11/15/06	172,516	***
259,954	Ranger Funding, 5.294%, due 11/16/06	258,775	***
260,069	Ranger Funding, 5.296%, due 11/29/06	258,775	***
603,807	Royal Bank of Canada, 5.3%, due 11/17/06	603,807	***
345,033	Royal Bank of Scotland, 5.31%, due 01/11/07	345,033	***
259,115	Sheffield Receivables Corp., 5.267%, due 11/02/06	258,775	***
345,033	Skandinaviska Enskilda Banken AB, 5.3%, due 11/20/06	345,033	***
192,392	Svenska Handlesbanken, 5.3%, due 11/01/06	192,392	***
173,352	Three Pillars Funding LLC, 5.285%, due 11/20/06	172,516	***
258,775	Toronto Dominion Bank, 5.3%, due 12/11/06	258,775	***
690,066	UBS AG, 5.3%, due 01/04/07	690,066	***
260,105	Variable Funding Capital Co., 5.271%, due 11/07/06	258,775	***
259,798	Variable Funding Capital Co., 5.287%, due 11/28/06	258,775	***
86,448	Yorktown Capital LLC, 5.292%, due 11/15/06	86,258	***
	Total Other Short-Term Investments	19,052,148
	Total Short-Term Investments (Cost: $19,190,161) (12.0%)	19,190,161
	Total Investments (Cost: $172,851,180) (108.1%)	172,460,903
	Liabilities in Excess of Other Assets (– 8.1%)	(12,975,631)
	Net Assets (100.0%)	$159,485,272

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

October 31, 2006

  Notes to the Schedule of Investments:

  *  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the value of these securities amounted to $36,176,469 or 22.68% of net assets. These securities are determined to be liquid by the Advisor under procedures established by and under the general supervision of the Company's Board of Directors.

  **  Non-income producing.

  ***  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  #  Company is in default and is not making interest payments.

  ##  Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

  ▲  Other Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes and/or Time Deposits.

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Investments by Industry*

Investments by Industry*	October 31, 2006

Industry	Percentage of Net Assets
Advertising	0.2%
Airlines	0.6
Automotive	1.8
Banking & Financial Services	5.4
Beverages, Food & Tobacco	1.5
Building Materials	0.5
Chemicals	5.5
Coal	0.5
Commercial Services	7.3
Communications	3.0
Computer & Data Processing Services	0.3
Computer Integrated Systems Design	1.2
Containers & Packaging	1.9
Electric Utilities	5.9
Electrical Equipment	1.1
Electronics	1.4
Entertainment & Leisure	6.9
Food Retailers	0.2
Forest Products & Paper	6.9
Healthcare	6.0
Heavy Machinery	0.7
Home Construction, Furnishings & Appliances	2.4
Insurance	0.7
Media—Broadcasting & Publishing	7.7
Metals	2.9
Oil & Gas	6.4
Pharmaceuticals	0.8
Radio Telephone Communications	2.4
Real Estate	1.4
Restaurants	0.2
Retailers	4.1
Telephone Communications, exc. Radio	8.3
Short-Term Investments	12.0
Total	108.1%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments	October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (38.4% of Net Assets)
$4,562,937	Countrywide Alternative Loan Trust (05-76-1A1), 6.144%, due 01/25/36	$4,611,305
1,831,590	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.275%, due 11/25/32	1,806,791
37,057	Federal Home Loan Mortgage Corp. (2432-FH), 6.02%, due 03/15/32	37,334
315,379	Federal Home Loan Mortgage Corp. (2585-FD), 5.82%, due 12/15/32	316,489
2,664,419	Federal Home Loan Mortgage Corp. (2649-PF), 5.72%, due 06/15/33 (PAC)	2,667,883
3,211,435	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	3,182,018
1,329,584	Federal Home Loan Mortgage Corp. (3063-FJ), 5.88%, due 05/15/33	1,330,461
3,839,606	Federal Home Loan Mortgage Corp. (3070-FT), 5.67%, due 11/15/35	3,839,567
4,608,836	Federal Home Loan Mortgage Corp. (3170-FM), 5.67%, due 09/15/33 (TAC)	4,623,400
2,924,226	Federal Home Loan Mortgage Corp., (237-F22), 5.67%, due 05/15/36	2,922,881
11,844	Federal National Mortgage Association (02-36-FK), 5.77%, due 12/25/29	11,847
314,685	Federal National Mortgage Association (02-55-VK), 6%, due 07/25/13	313,719
2,865,536	Federal National Mortgage Association (06-30-KF), 5.76%, due 05/25/36	2,871,153
1,546,973	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 5.82%, due 06/25/34	1,543,214
313,822	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 5.77%, due 12/25/33	314,622
2,324,126	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 6.064%, due 10/25/45	2,339,326
4,142,410	Harborview Mortgage Loan Trust (05-4-2A), 4.933%, due 07/19/35	4,160,388
197,029	Residential Accredit Loans, Inc. (02-QS16-A2), 5.87%, due 10/25/17	197,309
3,000,878	Washington Mutual MSC Mortgage Pass Through Certificates (02-MS3-2A3), 6%, due 05/25/17	2,987,494
127,692	Washington Mutual MSC Mortgage Pass Through Certificates (03-MS4-2A4), 5.77%, due 02/25/33 (PAC)	128,016
1,476,441	Wells Fargo Mortgage Backed Securities Trust (05-18-2A3), 5.5%, due 01/25/36	1,464,112
	Total Collateralized Mortgage Obligations (Cost: $41,702,340)	41,669,329
	U.S. Government Agency Obligations (57.8%)
247,772	Federal Home Loan Mortgage Corp., Pool #1B1010, 5.103%, due 08/01/33	246,350
3,575,293	Federal Home Loan Mortgage Corp., Pool #1L0090, 5.205%, due 06/01/35	3,554,092
394,482	Federal Home Loan Mortgage Corp., Pool #310005, 6.915%, due 11/01/19	402,601
199,529	Federal Home Loan Mortgage Corp., Pool #610967, 6.579%, due 04/01/28	204,776
1,895,089	Federal Home Loan Mortgage Corp., Pool #780721, 5.425%, due 08/01/33	1,899,353
428,666	Federal Home Loan Mortgage Corp., Pool #780833, 2.737%, due 09/01/33	421,653
2,684,447	Federal Home Loan Mortgage Corp., Pool #781122, 3.657%, due 12/01/33	2,689,547
240,912	Federal Home Loan Mortgage Corp., Pool #789924, 4.865%, due 11/01/32	239,093
3,895,804	Federal Home Loan Mortgage Corp., Pool #847342, 4.518%, due 05/01/34	3,912,049
170,571	Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08	170,344
74,643	Federal National Mortgage Association, Pool #392536, 7.575%, due 08/01/27	76,290
257,296	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	265,311
116,304	Federal National Mortgage Association, Pool #661691, 4.822%, due 10/01/32	116,372
2,350,165	Federal National Mortgage Association, Pool #711014, 5.231%, due 10/01/33	2,351,505
339,625	Federal National Mortgage Association, Pool #725886, 4.368%, due 05/01/34	339,177

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,919,195	Federal National Mortgage Association, Pool #735084, 4.735%, due 02/01/34	$1,929,213
1,480,557	Federal National Mortgage Association, Pool #735524, 4.874%, due 02/01/35	1,486,465
2,558,679	Federal National Mortgage Association, Pool #735542, 4.324%, due 11/01/34	2,552,282
2,306,876	Federal National Mortgage Association, Pool #770222, 3.198%, due 04/01/34	2,291,374
5,048,320	Federal National Mortgage Association, Pool #773853, 3.443%, due 04/01/34	5,030,297
2,037,416	Federal National Mortgage Association, Pool #786884, 4.739%, due 08/01/34	2,043,406
3,047,099	Federal National Mortgage Association, Pool #793031, 4.521%, due 07/01/34	3,054,808
2,444,604	Federal National Mortgage Association, Pool #804017, 4.06%, due 12/01/34	2,405,711
1,607,864	Federal National Mortgage Association, Pool #821159, 5.352%, due 05/01/35	1,620,148
2,590,098	Federal National Mortgage Association, Pool #821542, 4.383%, due 05/01/35	2,553,629
1,866,009	Federal National Mortgage Association, Pool #821915, 4.802%, due 06/01/35	1,870,637
2,369,278	Federal National Mortgage Association, Pool #822073, 4.938%, due 07/01/35	2,373,211
1,112,178	Federal National Mortgage Association, Pool #826239, 4.896%, due 07/01/35	1,112,023
1,247,100	Federal National Mortgage Association, Pool #830581, 6.417%, due 05/01/35	1,265,483
1,726,487	Federal National Mortgage Association, Pool #832721, 5.363%, due 09/01/35	1,732,513
1,462,880	Federal National Mortgage Association, Pool #841970, 5.858%, due 10/01/33	1,472,594
1,866,653	Federal National Mortgage Association, Pool #851282, 6.426%, due 11/01/35	1,870,256
93,023	Government National Mortgage Association II, Pool #80022, 5.125%, due 12/20/26	94,487
1,132,634	Government National Mortgage Association II, Pool #80546, 5%, due 10/20/31	1,144,175
165,805	Government National Mortgage Association II, Pool #80636, 4.5%, due 09/20/32	166,573
727,139	Government National Mortgage Association II, Pool #80734, 4.5%, due 09/20/33	735,792
27,013	Government National Mortgage Association II, Pool #80747, 5.125%, due 10/20/33	27,284
156,026	Government National Mortgage Association II, Pool #80757, 4.5%, due 10/20/33	158,678

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$280,110	Government National Mortgage Association II, Pool #80764, 5.125%, due 11/20/33	$282,928
319,094	Government National Mortgage Association II, Pool #80766, 5.125%, due 11/20/33	322,307
903,393	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34	908,388
4,167,381	Government National Mortgage Association II, Pool #80848, 5.625%, due 03/20/34	4,235,476
395,373	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	398,880
376,312	Government National Mortgage Association II, Pool #80937, 5.875%, due 06/20/34	382,333
386,813	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	395,353
	Total U.S. Government Agency Obligations (Cost: $62,906,518)	62,805,217
	Total Fixed Income Securities (Cost: $104,608,858) (96.2%)	104,474,546
	Short-Term Investments
1,305,000	American General Finance Corp., 5.245%, due 11/10/06 (Commercial Paper)	1,303,288
1,000,000	Dresdner U.S. Finance, Inc., 5.25% due 11/06/06 (Commercial Paper)	999,271
700,000	HBOS Halifax Bank of Scotland Treasury Services, 5.25%, due 11/01/06 (Commercial Paper)	700,000
5,303	Investors Bank & Trust Depository Reserve, 3.65%	5,303
575,000	Novartis Financial Corp., 5.28%, due 11/06/06 (Commercial Paper)	575,000
	Total Short-Term Investments (Cost: $3,582,862) (3.3%)	3,582,862
	Total Investments (Cost: $108,191,720) (99.5%)	108,057,408
	Excess of Other Assets over Liabilities (0.5%)	547,848
	Net Assets (100.0%)	$108,605,256

Notes to the Schedule of Investments:

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Investments by Industry*

Investments by Industry*	October 31, 2006

Industry	Percentage of Net Assets
Banking & Financial Services	18.0%
U.S. Government Securities	78.2
Short-Term Investments	3.3
Total	99.5%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments	October 31, 2006

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (80.9% of Net Assets)
$5,080,648	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 4.19%, due 02/25/35	$5,086,287
4,396,912	Countrywide Alternative Loan Trust (05-27-1A2), 6.06%, due 08/25/35	4,383,062
18,251,748	Countrywide Alternative Loan Trust (05-76-1A1), 6.144%, due 01/25/36	18,445,217
4,844,747	Countrywide Home Loans, Inc. (05-8R-A4), 6%, due 10/25/34	4,848,865
2,292,047	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	2,286,273
168,100	Federal Home Loan Mortgage Corp. (1422-SA), 11.466%, due 11/15/07 (I/F)	169,616
68,284	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	68,259
2,157,072	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	2,215,486
58,960	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	59,496
2,010,270	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	2,027,277
902,825	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	927,399
3,680,335	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	3,705,546
7,876,700	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	8,192,713
4,959,073	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	4,791,159
12,088,667	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	11,692,159
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,472,720
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 0.819%, due 07/15/33 (I/F)(TAC)	373,048
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,643,576
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 3.536%, due 09/15/33 (I/F)	2,638,504
7,649,513	Federal Home Loan Mortgage Corp. (2682-XK), 3%, due 01/15/21 (PAC)	7,513,811
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,420,820
2,913,783	Federal Home Loan Mortgage Corp. (2702-CS), 1.02%, due 11/15/33 (I/F)	1,979,974
8,103,060	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	7,649,855
13,274,852	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	12,792,311
10,010,008	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,567,065
3,617,033	Federal Home Loan Mortgage Corp. (2801-PS), 0.326%, due 05/15/34 (I/F)	2,524,182
54,002	Federal Home Loan Mortgage Corp. (2812-SE), 3.133%, due 08/15/32 (I/F)	53,829
15,906,828	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	15,331,637
5,921,957	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	4,137,730
5,645,854	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	4,611,985
10,957,907	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,522,330
16,818,619	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	16,213,990
12,047,624	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	11,655,233
6,146,534	Federal Home Loan Mortgage Corp. (2991-SH), 3.075%, due 07/15/33 (I/F)	5,620,698
8,502,597	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	8,291,211
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 0.287%, due 10/15/35 (I/F)	3,396,605
14,850,265	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	14,745,868
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,697,345
23,977,442	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	23,450,418
3,533,267	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	3,555,173
6,227,253	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,089,942
8,095,429	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,001,360

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18 (PAC)	$4,601,500
13,836,911	Federal National Mortgage Association (03-117-TG), 4.72%, due 08/25/33 (PAC)	13,283,435
3,263,484	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	3,103,606
9,673,377	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	9,141,051
1,647,654	Federal National Mortgage Association (04-19-SP), 0%, due 06/25/33 (I/F)	1,176,458
3,158,654	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,000,026
5,316,973	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	5,143,693
12,845,974	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	12,426,039
6,808,088	Federal National Mortgage Association (04-52-SW), 1.78%, due 07/25/34 (I/O)	290,433
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,160,600
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,524,080
13,200,502	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	12,725,416
10,292,437	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	9,678,596
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F)(TAC)	9,011,130
8,303,944	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	8,043,283
897,044	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F)(PAC)	962,985
5,274,381	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	4,294,032
1,671,596	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,697,121
351,325	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	364,335
280,893	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	280,595
2,441,782	Government National Mortgage Association (02-41-SB), 0.68%, due 06/20/32 (I/F)(I/O)	40,607
3,888,270	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,911,367
3,019,639	Government National Mortgage Association (02-76-SG), 2.28%, due 10/16/29 (I/F)(I/O)	177,253
6,852,096	Government National Mortgage Association (03-42-SH), 1.23%, due 05/20/33 (I/F)(I/O)	189,597
8,566,419	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	8,249,290
3,664,270	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	3,363,873
12,048,853	Harborview Mortgage Loan Trust (04-5-3A), 4.21%, due 06/19/34	11,789,852
7,911,245	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,039,742
5,916,185	Master Asset Securitization Trust (03-10-2A1), 4.5%, due 11/25/13	5,754,733
3,423,254	Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	3,359,719
10,269,480	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	10,251,817
3,255,450	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	3,236,568
584,183	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	588,996
	Total Collateralized Mortgage Obligations (Cost: $448,593,677)	449,711,862

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

October 31, 2006

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (16.1%)
$3,880,941	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.732%, due 11/01/34	$3,794,590
25,614	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	25,865
490,971	Federal Home Loan Mortgage Corp., Pool #755363, 6.888%, due 09/01/30	496,951
843,193	Federal Home Loan Mortgage Corp., Pool #789924, 4.865%, due 11/01/32	836,827
24,070	Federal Home Loan Mortgage Corp., Pool #846317, 6.627%, due 08/01/26	24,540
113,841	Federal Home Loan Mortgage Corp., Pool #846510, 6.624%, due 04/01/25	116,525
206,783	Federal Home Loan Mortgage Corp., Pool #846732, 6.491%, due 01/01/30	212,393
164,918	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	162,667
191,800	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	189,182
409,037	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	403,454
358,236	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	353,346
943,456	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	956,032
3,352,614	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	3,239,799
172,615	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	177,219
898	Federal National Mortgage Association, Pool #029542, 8.75%, due 07/01/09	917
95,565	Federal National Mortgage Association, Pool #124410, 6.582%, due 07/01/22	97,209
887,526	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	898,159
1,277,435	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	1,282,353
3,232,044	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	3,233,402
35,490	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	36,215
57,394	Federal National Mortgage Association, Pool #348025, 6.92%, due 06/01/26	58,356
1,443,960	Federal National Mortgage Association, Pool #655819, 4.942%, due 08/01/32	1,454,646
1,507,666	Federal National Mortgage Association, Pool #661856, 4.806%, due 10/01/32	1,520,557
3,656,149	Federal National Mortgage Association, Pool #671133, 5.179%, due 02/01/33	3,605,585
1,122,632	Federal National Mortgage Association, Pool #672272, 4.952%, due 12/01/32	1,118,209
2,560,058	Federal National Mortgage Association, Pool #676766, 4.722%, due 01/01/33	2,510,803
1,763,781	Federal National Mortgage Association, Pool #687847, 4.536%, due 02/01/33	1,746,796
4,072,449	Federal National Mortgage Association, Pool #692104, 5.071%, due 02/01/33	4,005,620
4,281,422	Federal National Mortgage Association, Pool #699866, 4.393%, due 04/01/33	4,169,634
2,399,791	Federal National Mortgage Association, Pool #704454, 4.247%, due 05/01/33	2,328,589
2,169,602	Federal National Mortgage Association, Pool #708820, 4.614%, due 06/01/33	2,138,902
5,068,524	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	4,810,891
2,970,754	Federal National Mortgage Association, Pool #728824, 3.946%, due 07/01/33	2,853,409

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$4,869,758	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	$4,830,702
8,183,017	Federal National Mortgage Association, Pool #735378, 4.5%, due 10/01/19	7,928,116
357,005	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	352,357
6,793,554	Federal National Mortgage Association, Pool #821915, 4.802%, due 06/01/35	6,810,402
16,854,079	Federal National Mortgage Association, Pool #838765, 5.215%, due 10/01/35	16,551,717
771,079	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	794,851
116,440	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,030
3,104,324	Government National Mortgage Association, Pool #80963, 5%, due 07/20/34	3,098,581
	Total U.S. Government Agency Obligations (Cost: $90,842,478)	89,346,398
	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	102,716
	Total U.S. Treasury Securities (Cost: $99,047)	102,716
	Total Fixed Income Securities (Cost: $539,535,202) (97.0%)	539,160,976
	Short-Term Investments
5,090,000	American General Finance Corp., 5.245%, due 11/10/06 (Commercial Paper)	5,083,326
10,000,000	Dresdner U.S. Finance, Inc., 5.25% due 11/06/06 (Commerial Paper)	9,992,708
4,729	Investors Bank & Trust Depository Reserve, 3.65%	4,729
1,325,000	Novartis Financial Corp., 5.28%, due 11/06/06 (Commercial Paper)	1,325,000
	Total Short-Term Investments (Cost: $16,405,763) (2.9%)	16,405,763
	Total Investments (Cost: $555,940,965) (99.9%)	555,566,739
	Excess of Other Assets over Liabilities (0.1%)	460,748
	Net Assets (100.0%)	$556,027,487

Notes to the Schedule of Investments:

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -  Interest Only Security.

P/O  -  Principal Only Security.

PAC  -  Planned Amortization Class.

TAC  -  Target Amortization Class.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Investments by Industry*	October 31, 2006

Industry	Percentage of Net Assets
Banking & Financial Services	13.9%
U.S. Government Securities	83.1
Short-Term Investments	2.9
Total	99.9%

*  These classifications are unaudited.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2006

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments, at Value (1)(2)	$581,468		$55,574		$172,461	$108,057	$555,567
Foreign Currency, at Value	—		2,955	(3)	—	—	—
Receivables for Securities Sold	—		10		410	527	229
Receivables for Fund Shares Sold	—		—		21	—	1,793
Interest Receivable	2,476		485		3,138	450	2,250
Total Assets	583,944		59,024		176,030	109,034	559,839
LIABILITIES
Distributions Payable	2,096		224		936	344	2,464
Payables for Securities Purchased	16,735		15		799	—	—
Payables for Fund Shares Redeemed	—		11		1,189	—	1,023
Payables Upon Return of Securities Loaned	—		4,379		13,440	—	—
Accrued Directors' Fees and Expenses	7		7		7	7	7
Accrued Compliance Expense	—	(4)	—	(4)	— (4)	— (4)	1
Accrued Management Fees	106		18		104	33	151
Accrued Distribution Fees	—		4		10	—	43
Other Accrued Expenses	84		67		60	45	123
Total Liabilities	19,028		4,725		16,545	429	3,812
NET ASSETS	$564,916		$54,299		$159,485	$108,605	$556,027
NET ASSETS CONSIST OF:
Paid-in Capital	$564,584		$56,414		$211,308	$108,932	$556,478
Undistributed Accumulated Net Realized (Loss) on Investments and Foreign Currency	—		(2,604)		(51,252)	(164)	(695)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	—		8		(390)	(135)	(374)
Undistributed (distributions in excess of) Net Investment Income	332		481		(181)	(28)	618
NET ASSETS	$564,916		$54,299		$159,485	$108,605	$556,027
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$564,916		$36,478		$109,167	$108,605	$352,546
N Class Share			$17,821		$50,318		$203,481
CAPTIAL SHARES OUTSTANDING (6):
I Class Share	564,915,963		3,761,024		15,928,506	11,477,209	37,222,914
N Class Share			1,820,405		7,290,145		20,748,071
NET ASSET VALUE PER SHARE (5):
I Class Share	$1.00		$9.70		$6.85	$9.46	$9.47
N Class Share			$9.79		$6.90		$9.81

(1)  The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at October 31, 2006 was $581,468, $55,573, $172,851, $108,192 and $555,941, respectively.

(2)  The market value of securities lent for the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund at October 31, 2006 was $4,231 and $12,898, respectively.

(3)  The identified cost for the TCW Core Fixed Income Fund at October 31, 2006 was $2,949.

(4)  Amounts rounds to less than $1.

(5)  Represents offering price and redemption price per share.

(6)  The number of authorized shares for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2006

	TCW Money Market Fund	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$25,264	$2,623	$13,005	$4,396		$25,984
Net Security Lending Income (1)	—	10	170	—		—
Other	—	—	225	—		—
Total	25,264	2,633	13,400	4,396		25,984
Expenses:
Management Fees	1,323	222	1,233	517		2,451
Accounting Service Fees	73	10	27	15		75
Administration Fees	134	48	51	33		133
Interest Expense	—	—	—	24	(2)	—
Transfer Agent Fees:
I Class	13	10	24	8		61
N Class	—	7	15	—		66
Custodian Fees	29	51	29	15		28
Professional Fees	27	32	30	30		51
Directors' Fees and Expenses	14	14	14	14		14
Registration Fees:
I Class	31	23	24	14		28
N Class	—	13	13	—		16
Distribution Fees:
N Class	—	44	97	—		440
Compliance Expense	5	1	5	1		7
Other	68	14	45	14		78
Total	1,717	489	1,607	685		3,448
Less Expenses Born by Investment Advisor:
I Class	—	—	—	155		520
N Class	—	—	—	—		243
Net Expenses	1,717	489	1,607	530		2,685
Net Investment Income	23,547	2,144	11,793	3,866		23,299
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	—	(600)	(1,235)	—		(461)
Foreign Currency	—	(79)	—	—		—
Change in Unrealized Appreciation on:
Investments	—	804	2,994	256		5,399
Foreign Currency	—	210	—	—		—
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	—	335	1,759	256		4,938
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,547	$2,479	$13,552	$4,122		$28,237

(1)  Net of broker fees.

(2)  Interest expense on Reverse Repurchase Agreement (see Note 2).

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Year Ended October 31,		Year Ended October 31,
	2006	2005	2006	2005
OPERATIONS
Net Investment Income	$23,547	$13,709	$2,144	$2,292
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	—	—	(679)	1,264
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	1,014	(3,453)
Increase in Net Assets Resulting from Operations	23,547	13,709	2,479	103
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(23,547)	(13,709)	(1,729)	(2,195)
N Class	—	—	(739)	(818)
Total Distributions to Shareholders	(23,547)	(13,709)	(2,468)	(3,013)
NET CAPITAL SHARE TRANSACTIONS
I Class	(40,970)	92,296	(7,462)	3,359
N Class	—	—	373	1,621
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(40,970)	92,296	(7,089)	4,980
Increase (Decrease) in Net Assets	(40,970)	92,296	(7,078)	2,070
NET ASSETS
Beginning of Year	605,886	513,590	61,377	59,307
End of Year	$564,916	$605,886	$54,299	$61,377

Undistributed Net Investment Income	$332	$332	$481	$882

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
	2006	2005	2006	2005	2006	2005
OPERATIONS
Net Investment Income	$11,793	$17,909	$3,866	$1,145	$23,299	$15,108
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,235)	7,974	—	2	(461)	(1)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,994	(18,430)	256	(443)	5,399	(9,189)
Increase in Net Assets Resulting from Operations	13,552	7,453	4,122	704	28,237	5,918
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(9,706)	(15,542)	(3,997)	(1,130)	(15,328)	(9,548)
N Class	(2,856)	(2,964)	—	—	(7,965)	(5,124)
Total Distributions to Shareholders	(12,562)	(18,506)	(3,997)	(1,130)	(23,293)	(14,672)
NET CAPITAL SHARE TRANSACTIONS
I Class	(37,723)	(102,769)	36,511	54,886	128,714	54,214
N Class	9,090	(11,829)	—	—	48,146	84,515
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(28,633)	(114,598)	36,511	54,886	176,860	138,729
Increase (Decrease) in Net Assets	(27,643)	(125,651)	36,636	54,460	181,804	129,975
NET ASSETS
Beginning of Year	187,128	312,779	71,969	17,509	374,223	244,248
End of Year	$159,485	$187,128	$108,605	$71,969	$556,027	$374,223
Undistributed (distributions in excess of) Net Investment Income	$(181)	$135	$(28)	$122	$618	$476

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc. (formerly TCW Galileo Funds, Inc.), a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 23 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or private issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

The TCW Core Fixed Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

US FIXED INCOME

TCW Funds, Inc.

October 31, 2006

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares on each business day as of 9:00 a.m. Pacific Standard/Daylight Time for the TCW Money Market Fund and as of 1:00 p.m. Pacific Standard/Daylight Time for the other funds.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which it invests. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the year ended October 31, 2006.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2006.

Reverse Repurchase Agreements: All Fixed Income Funds, except for the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. During the year ended October 31, 2006, the TCW Short Term Bond Fund entered into various reverse repurchase agreements. As a result, the fund paid interest expense which is disclosed on the Statements of Operations. There were no reverse repurchase agreements outstanding at October 31, 2006.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

At October 31, 2006, the TCW Core Fixed Income Fund has one open currency option which is stated on the Schedule of Investments. The option is marked-to-market daily and the resultant unrealized gain or loss is reflected on the Statements of Assets and Liabilities.

US FIXED INCOME

TCW Funds, Inc.

October 31, 2006

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at October 31, 2006. The loaned securities were collateralized with cash which was invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statements of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$4,231	$4,379
TCW High Yield Bond Fund	12,898	13,440

Note 4 — Federal Income Taxes

It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

For the years ended October 31, 2006 and 2005, the funds below realized on tax basis, the following net realized loss on security transactions (amounts in thousands):

	Net Realized Loss
	2006	2005
TCW Core Fixed Income Fund	$(528)	$—
TCW High Yield Bond Fund	(1,899)	—
TCW Total Return Bond Fund	(461)	—

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

At October 31, 2006 and 2005, the components of distributable earnings (excluding unrealized depreciation) on a tax basis were as follows (amounts in thousands):

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund
	2006	2005	2006	2005	2006	2005
Undistributed Ordinary Income	$2,428	$332	$705	$882	$755	$135
Undistributed Long-Term Gain	—	—	—	—	—	—
Total Distributable Earnings	$2,428	$332	$705	$882	$755	$135

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	2006	2005	2006	2005
Undistributed Ordinary Income	$317	$122	$3,082	$476
Undistributed Long-Term Gain	—	—	—	—
Total Distributable Earnings	$317	$122	$3,082	$476

Permanent differences incurred during the year ended October 31, 2006, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income, undistributed accumulated net realized gain(loss) and paid-in capital with no impact to the net asset value per share (amounts in thousands):

	Undistributed Net Investment Income	Undistributed Accumulated Net Realized Gain (Loss)	Paid-in Capital
TCW Core Fixed Income Fund	$(77)	$76	$1
TCW High Yield Bond Fund	453	(453)	—
TCW Short Term Bond Fund	(19)	14	5
TCW Total Return Bond Fund	136	—	(136)

During the years ended October 31, 2006 and 2005, the tax character of distributions paid was as follows (amounts in thousands):

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund
	2006	2005	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$21,451	$13,709	$2,244	$3,013	$11,626	$18,506
Long-Term Capital Gain	—	—	—	—	—	—
Total Distributions	$21,451	$13,709	$2,244	$3,013	$11,626	$18,506

US FIXED INCOME

TCW Funds, Inc.

October 31, 2006

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	2006	2005	2006	2005
Distributions paid from:
Ordinary Income	$3,653	$1,130	$20,829	$14,672
Long-Term Capital Gain	—	—	—	—
Total Distributions	$3,653	$1,130	$20,829	$14,672

At October 31, 2006, net unrealized (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$350	$2,431	$220	$8,090
Unrealized (Depreciation)	(473)	(3,056)	(354)	(8,464)
Net Unrealized (Depreciation)	$(123)	$(625)	$(134)	$(374)
Cost of Investments for Federal Income Tax Purposes	$55,697	$173,086	$108,191	$555,941

At October 31, 2006, the following funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2007	2008	2009	2010	2012	2014
TCW Core Fixed Income Fund	$1,370	$329	$253	$—	$—	$528
TCW High Yield Bond Fund	—	—	22,070	27,048	—	1,899
TCW Short Term Bond Fund	1	78	—	—	85	—
TCW Total Return Bond Fund	—	234	—	—	—	461

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%
TCW Core Fixed Income Fund	0.40%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50%*
TCW Total Return Bond Fund	0.50%

*  The Advisor waived 0.15% of the management fee for the year ended October 31, 2006.

In addition to the management fees, the Funds reimburse, with approval by the Funds' Board of Directors, the Advisor costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and is included on the Statement of Operations.

The operating expenses of the TCW Money Market Fund, the TCW Short Term Bond Fund, the TCW Total Return Bond Fund — I Class, and the TCW Total Return Bond Fund — N Class are limited to 0.40%, 0.44%, 0.44% and 0.74%, respectively, of the fund/class average daily net assets. The operating expenses

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Fund Expenses (Continued)

(each share class) of the other funds are limited to the average of the total expense ratios of comparable funds as reported by Lipper, Inc. ("Lipper Average"), which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. At October 31, 2006, the average expense ratios reported by Lipper, Inc. as they relate to the funds were:

TCW Core Fixed Income Fund	1.10%
TCW High Yield Bond Fund	1.20%

The amount borne by the Advisor when the operating expenses of a fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2006, were as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Purchases at Cost	$9,604	$134,686	$19,006	$42,198

Sales or Maturity Proceeds	$11,550	$160,660	$2,676	$13,924

U.S. Government Purchases at Cost	$34,092	$2,989	$57,378	$243,517

U.S. Government Sales or Maturity Proceeds	$38,970	$4,957	$38,233	$83,933

Note 8 — Capital Share Transactions

The Company's Articles of Incorporation permit the Board of Directors to issue one hundred seventy-two billion shares of capital stock with a par value of $0.001 per share. Transactions in each fund's shares were as follows:

TCW Money Market Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,097,807,112	$4,097,807	5,071,539,151	$5,071,540
Shares Issued upon Reinvestment of Dividends	12,146,183	12,146	7,514,067	7,514
Shares Redeemed	(4,150,923,323)	(4,150,923)	(4,986,757,726)	(4,986,758)
Net Increase (Decrease)	(40,970,028)	$(40,970)	92,295,492	$92,296

US FIXED INCOME

TCW Funds, Inc.

October 31, 2006

Note 8 — Capital Share Transactions (Continued)

TCW Core Fixed Income Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	375,914	$3,602	1,822,879	$18,290
Shares Issued upon Reinvestment of Dividends	148,911	1,434	156,122	1,565
Shares Redeemed	(1,297,378)	(12,498)	(1,641,736)	(16,496)
Net Increase (Decrease)	(772,553)	$(7,462)	337,265	$3,359
TCW Core Fixed Income Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	34,752	$337	133,434	$1,352
Shares Issued upon Reinvestment of Dividends	77,799	756	77,187	781
Shares Redeemed	(74,106)	(720)	(50,922)	(512)
Net Increase	38,445	$373	159,699	$1,621
TCW High Yield Bond Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	7,595,578	$51,752	17,031,247	$122,051
Shares Issued upon Reinvestment of Dividends	1,189,616	8,116	1,867,834	13,345
Shares Redeemed	(14,278,380)	(97,591)	(33,173,206)	(238,165)
Net (Decrease)	(5,493,186)	$(37,723)	(14,274,125)	$(102,769)
TCW High Yield Bond Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,820,868	$33,134	8,343,729	$58,454
Shares Issued upon Reinvestment of Dividends	405,013	2,782	406,682	2,910
Shares Redeemed	(3,884,011)	(26,826)	(10,141,806)	(73,193)
Net Increase (Decrease)	1,341,870	$9,090	(1,391,395)	$(11,829)
TCW Short Term Bond Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,440,417	$51,466	6,130,004	$58,174
Shares Issued upon Reinvestment of Dividends	402,480	3,801	101,765	963
Shares Redeemed	(1,986,142)	(18,756)	(447,810)	(4,251)
Net Increase	3,856,755	$36,511	5,783,959	$54,886

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	20,837,495	$195,187	9,674,408	$92,678
Shares Issued upon Reinvestment of Dividends	1,443,806	13,504	846,687	8,094
Shares Redeemed	(8,538,917)	(79,977)	(4,863,930)	(46,558)
Net Increase	13,742,384	$128,714	5,657,165	$54,214
TCW Total Return Bond Fund	Year Ended October 31, 2006		Year Ended October 31, 2005
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,007,397	$77,661	11,435,719	$113,475
Shares Issued upon Reinvestment of Dividends	784,477	7,600	454,104	4,489
Shares Redeemed	(3,830,088)	(37,115)	(3,382,337)	(33,449)
Net Increase	4,961,786	$48,146	8,507,486	$84,515

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at October 31, 2006.

Note 10 — Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a Fund's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48 on the Funds' financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007, and will be disclosed accordingly in the future financial reports.

Note 11 — Subsequent Event

Beginning November 1, 2006, the TCW Money Market Fund will determine its net asset value per share on each business day as of 1:00 pm Standard/Daylight Time. Business day for the TCW Money Market Fund is each day both New York Stock Exchange and Federal Reserve Bank of New York are open for business.

TCW Money Market Fund

Financial Highlights — I Class

	Year Ended October 31,
	2006	2005	2004	2003		2002
Net Asset Value per Share, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (2)	0.0447	0.0252	0.0091	0.0100		0.0170
Less Distributions:
Distributions from Net Investment Income	(0.0447)	(0.0252)	(0.0091)	(0.0100)		(0.0170)
Net Asset Value per Share, End of Year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return	4.56%	2.53%	0.91%	1.00%		1.74%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$564,916	$605,886	$513,590	$379,079		$514,817
Ratio of Expenses to Average Net Assets	0.32%	0.34%	0.35%	0.37	% (1)	0.35	% (1)
Ratio of Net Investment Income to Average Net Assets	4.45%	2.52%	0.91%	1.00%		1.70%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to 0.40% of average net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.37% (the reimbursement is less than 0.01%) and 0.35% (the reimbursement is less than 0.01%) for the years ended October 31, 2003 and 2002, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$9.69	$10.17	$10.00	$9.67	$9.63
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.38	0.39	0.43	0.46	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.07	(0.36)	0.21	0.38	0.03
Total from Investment Operations	0.45	0.03	0.64	0.84	0.53
Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.51)	(0.47)	(0.51)	(0.49)
Net Asset Value per Share, End of Year	$9.70	$9.69	$10.17	$10.00	$9.67
Total Return	4.74%	0.26%	6.57%	8.82%	5.71%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$36,478	$43,945	$42,674	$49,770	$56,851
Ratio of Expenses to Average Net Assets	0.79%	0.81%	0.81%	0.84%	0.79%
Ratio of Net Investment Income to Average Net Assets	3.95%	3.90%	4.23%	4.65%	5.20%
Portfolio Turnover Rate	90.58%	97.60%	73.55%	127.30%	119.71%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2006	2005		2004		2003		2002
Net Asset Value per Share, Beginning of Year	$9.78	$10.25		$10.08		$9.73		$9.69
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36	0.37		0.43		0.43		0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(0.36)		0.18		0.40		0.05
Total from Investment Operations	0.42	0.01		0.61		0.83		0.53
Less Distributions:
Distributions from Net Investment Income	(0.41)	(0.48)		(0.44)		(0.48)		(0.49)
Net Asset Value per Share, End of Year	$9.79	$9.78		$10.25		$10.08		$9.73
Total Return	4.44%	0.01%		6.19%		8.69%		5.78%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$17,821	$17,432		$16,633		$15,356		$4,756
Ratio of Expenses to Average Net Assets	1.08%	1.10	% (2)	1.10	% (2)	1.06	% (2)	1.00	% (2)
Ratio of Net Investment Income to Average Net Assets	3.67%	3.61%		4.23%		4.29%		4.98%
Portfolio Turnover Rate	90.58%	97.60%		73.55%		127.30%		119.71%

(1)  Computed using average shares outstanding throughout the period.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.20%, 1.25%, 1.65%, and 1.75% for the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$6.83	$7.26	$7.03	$6.17	$6.94
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.49	0.52	0.54	0.58	0.62
Net Realized and Unrealized Gain (Loss) on Investments	0.06	(0.39)	0.26	0.88	(0.74)
Total from Investment Operations	0.55	0.13	0.80	1.46	(0.12)
Less Distributions:
Distributions from Net Investment Income	(0.53)	(0.56)	(0.57)	(0.60)	(0.65)
Net Asset Value per Share, End of Year	$6.85	$6.83	$7.26	$7.03	$6.17
Total Return	8.41%	1.74%	11.77%	24.53%	(2.23)%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$109,167	$146,266	$259,228	$285,435	$277,422
Ratio of Expenses to Average Net Assets	0.91%	0.88%	0.90%	0.89%	0.88%
Ratio of Net Investment Income to Average Net Assets	7.18%	7.26%	7.56%	8.67%	9.02%
Portfolio Turnover Rate	87.48%	97.52%	99.77%	146.65%	55.18%

(1)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2006	2005		2004		2003		2002
Net Asset Value per Share, Beginning of Year	$6.87	$7.30		$7.09		$6.21		$7.01
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.49	0.52		0.55		0.56		0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(0.43)		0.23		0.89		(0.72)
Total from Investment Operations	0.54	0.09		0.78		1.45		(0.15)
Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.52)		(0.57)		(0.57)		(0.65)
Net Asset Value per Share, End of Year	$6.90	$6.87		$7.30		$7.09		$6.21
Total Return	8.15%	1.21%		11.42%		24.08%		(2.66)%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$50,318	$40,862		$53,551		$70,305		$27,502
Ratio of Expenses to Average Net Assets	1.20%	1.24	% (1)	1.30	% (1)	1.30	% (1)	1.30	% (1)
Ratio of Net Investment Income to Average Net Assets	7.18%	7.25%		7.56%		8.15%		8.32%
Portfolio Turnover Rate	87.48%	97.52%		99.77%		146.65%		55.18%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.25%, 1.32%, 1.33%, and 1.57%, for the years ended October 31, 2005, 2004, 2003, and 2002, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$9.44	$9.53	$9.50	$9.69	$9.83
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.35	0.26	0.19	0.19	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.03	(0.11)	0.02	(0.07)	(0.10)
Total from Investment Operations	0.38	0.15	0.21	0.12	0.25
Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.24)	(0.18)	(0.31)	(0.39)
Net Asset Value per Share, End of Year	$9.46	$9.44	$9.53	$9.50	$9.69
Total Return	4.08%	1.55%	2.26%	1.27%	2.64%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$108,605	$71,969	$17,509	$18,918	$20,205
Ratio of Operating Expenses to Average Net Assets (2)	0.49%	0.65%	0.95%	1.00%	1.00%
Ratio of Total Expenses to Average Net Assets (3)	0.51%	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.74%	2.76%	1.98%	1.93%	3.56%
Portfolio Turnover Rate	42.09%	38.30%	44.05%	91.01%	107.51%

(1)  Computed using average shares outstanding throughout the period.

(2)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 0.44% of the Fund's average daily net assets which came into effect on February 1, 2006. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.66%, 0.80%, 1.10%, 1.20%, and 1.17% for the years ended October 31, 2006, 2005, 2004, 2003, and 2002, respectively.

(3)  Includes interest expense on reverse repurchase agreements.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2006		2005		2004		2003		2002
Net Asset Value per Share, Beginning of Year	$9.40		$9.64		$9.57		$9.95		$9.81
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.46		0.49		0.45		0.57		0.76
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.26)		0.11		(0.26)		0.13
Total from Investment Operations	0.52		0.23		0.56		0.31		0.89
Less Distributions:
Distributions from Net Investment Income	(0.45)		(0.47)		(0.49)		(0.69)		(0.75)
Net Asset Value per Share, End of Year	$9.47		$9.40		$9.64		$9.57		$9.95
Total Return	5.72%		2.37%		5.99%		3.14%		9.43%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$352,546		$220,671		$171,790		$144,345		$134,474
Ratio of Expenses to Average Net Assets	0.44	% (1)	0.44	% (1)	0.44	% (1)	0.51	% (1)	0.70%
Ratio of Net Investment Income to Average Net Assets	4.86%		5.12%		4.73%		5.76%		7.78%
Portfolio Turnover Rate	21.84%		24.39%		32.82%		59.84%		25.89%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the I Class is 0.44% of the class' average net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.61%, 0.64%, 0.67% and 0.69% for the years ended October 31, 2006, 2005, 2004 and 2003, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Year	$9.73	$9.95	$9.85	$10.22	$10.06
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.44	0.47	0.47	0.55	0.79
Net Realized and Unrealized Gain (Loss) on Investments	0.07	(0.26)	0.07	(0.27)	0.12
Total from Investment Operations	0.51	0.21	0.54	0.28	0.91
Less Distributions:
Distributions from Net Investment Income	(0.43)	(0.43)	(0.44)	(0.65)	(0.75)
Net Asset Value per Share, End of Year	$9.81	$9.73	$9.95	$9.85	$10.22
Total Return	5.42%	2.14%	5.62%	2.76%	9.40%
Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$203,481	$153,552	$72,458	$45,644	$34,589
Ratio of Expenses to Average Net Assets (1)	0.74%	0.74%	0.74%	0.82%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.56%	4.75%	4.75%	5.43%	7.76%
Portfolio Turnover Rate	21.84%	24.39%	32.82%	59.84%	25.89%

(1)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund. The expense limitation for the N Class is 0.74% of the class' average net assets which came into effect on March 1, 2003. Prior to this date, the expense limitation was the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months' notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 0.88%, 0.94%, 1.04%, 1.04% and 1.44% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(2)  Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the TCW Funds, Inc.
(formerly TCW Galileo Funds, Inc.):

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Money Market Fund (formerly TCW Galileo Money Market Fund), TCW Core Fixed Income Fund (formerly TCW Galileo Core Fixed Income Fund), TCW High Yield Bond Fund (formerly TCW Galileo High Yield Bond Fund), TCW Short Term Bond Fund (formerly TCW Galileo Short Term Bond Fund), and TCW Total Return Bond Fund (formerly TCW Galileo Total Return Bond Fund), (the "TCW U.S. Fixed Income Funds" (formerly the "TCW Galileo U.S. Fixed Income Funds")) (five of twenty-three funds comprising the TCW Funds, Inc.) as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the TCW U.S. Fixed Income Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW U.S. Fixed Income Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW U.S. Fixed Income Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW U.S. Fixed Income Funds as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

December 22, 2006
Los Angeles, California

US FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Annualized Expense Ratio	Expenses Paid During Period (May 1 to October 31, 2006)
TCW Money Market Fund
I Class shares
Actual	$1,000.00	$1,024.60	0.32%	$1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.32%	1.65
TCW Core Fixed Income Fund
I Class shares
Actual	$1,000.00	$1,039.99	0.82%	$4.26
Hypothetical (5% return before expenses)	1,000.00	1,021.30	0.82%	4.22
N Class shares
Actual	$1,000.00	$1,038.60	1.07%	$5.56
Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.07%	5.51
TCW High Yield Bond Fund
I Class shares
Actual	$1,000.00	$1,036.02	0.91%	$4.72
Hypothetical (5% return before expenses)	1,000.00	1,020.80	0.91%	4.69
N Class shares
Actual	$1,000.00	$1,033.89	1.19%	$6.17
Hypothetical (5% return before expenses)	1,000.00	1,019.40	1.19%	6.12
TCW Short Term Bond Fund
I Class shares
Actual	$1,000.00	$1,021.38	0.50%	$2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.50%	2.58

US FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Annualized Expense Ratio	Expenses Paid During Period (May 1 to October 31, 2006)
TCW Total Return Bond Fund
I Class shares
Actual	$1,000.00	$1,049.22	0.44%	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.44%	2.27
N Class shares
Actual	$1,000.00	$1,047.18	0.74%	$3.86
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.74%	3.81

US FIXED INCOME

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

US FIXED INCOME

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

TCW Funds, Inc. (the "Company") and TCW Investment Management Company (the "Advisor") are parties to an Investment Management and Advisory Agreement ("Advisory Agreement"), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a "Fund") of the Company. The Advisor has entered into agreements ("Sub-Advisory Agreements") with Société Générale Asset Management International Limited to act as a sub-advisor to the TCW Emerging Markets Equities Fund and the TCW Global Equities Fund (previously named TCW Select International Growth Equities Fund), and with SG Asset Management (Singapore) Ltd. (collectively with Société Générale Asset Management International Limited, the "Sub-Advisors") to act as sub-advisor to the TCW Asia Pacific Equities Fund. At a meeting held on May 2, 2006, the Board of Directors of the Company re-approved the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreements with respect to the TCW Asia Pacific Equities Fund, TCW Emerging Markets Equities Fund, and the TCW Global Equities Fund. Further, the Board approved the Advisory Agreement with respect to the newly organized TCW LifePlan Funds (consisting of four separate series of the Company which invest substantially all of their assets in the other Funds) on February 23, 2006, and the Advisory Agreement with respect to the newly organized series of the Company called the TCW Balanced Fund on August 22, 2006. The TCW LifePlan Funds and the TCW Balanced Fund are referred to herein as the "New Funds". The TCW LifePlan Funds had not commenced investment operations as of October 31, 2006. The Advisor and the Sub-Advisors provided materials to the Board for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. Discussed below are the factors considered by the Board in approving the Advisory Agreement and the Sub-Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The determinations were made on the basis of each Director's business judgment after consideration of all the information taken as a whole. Individual Director may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Approval of Advisory and Sub-Advisory Agreements

In evaluating the Advisory and Sub-Advisory Agreements, the Board including the Independent Directors, considered the following factors, among others:

Nature, Extent and Quality of Services. The Board considered the benefits to shareholders of continuing to retain the Advisor and the Sub-Advisors (and of initially retaining the Advisor with respect to the New Funds), particularly in light of the nature, extent, and quality of services provided or expected to be provided by the Advisor and the Sub-Advisors. The Board considered the ability of the Advisor and the Sub-Advisors to provide appropriate levels of support and resources to the Company, as applicable, and whether the Advisor and the Sub-Advisors have sufficiently qualified personnel. The Board noted the background and experience of the senior management and portfolio management personnel of the Advisor and the Sub-Advisors, and that the expertise and amounts of attention expected to be given to the Company by the Advisor and Sub-Advisors, as applicable, are substantial. The Board considered the ability of the Advisor and the Sub-Advisors to attract and retain qualified business professionals. The Board noted that the Sub-Advisors were chosen based on their expertise in certain foreign securities markets, and that such expertise is integral to the investment strategy of the sub-advised funds. The Board also considered the breadth of the compliance programs of the Advisor and the Sub-Advisors, as well as the compliance operations of the Advisor and the Sub-Advisors with respect to the Funds. In this regard, the Board noted the significant efforts of the Advisor's compliance staff in administering the Company's compliance program, and it took into consideration the assessment by the Company's Chief Compliance Officer of each Sub-Advisor's compliance program. The Board concluded that they were satisfied with the

US FIXED INCOME

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

nature, extent and quality of the investment management services anticipated to be provided by the Advisor and the Sub-Advisors under the Advisory Agreement and Sub-Advisory Agreements, as applicable.

Investment Performance. The Board considered information about each Fund's historical performance, including the Morningstar 15(c) Report (the "Report"), as well as certain expense information regarding the funds. The Board noted that, with certain exceptions, the performance of the funds determined over one, three, five, and ten year periods, as applicable, was at times above average for their category grouping (as determined in the Report) and was at times below average for their category grouping. The Diversified Value, Equities, Focused Equities, Large Cap Core, and Total Return Bond Funds performed above their respective category averages for the periods presented. The Aggressive Growth Equities, Emerging Markets Equities, High Yield Bond, Select International Growth Equities (now named Global Equities), and Value Added Funds performed below their respective category averages for the periods presented. The Board also noted, however, the performance analysis provided by the Advisor with respect to certain of these Funds. Based on this information, and in consideration of the steps management has taken to address underperformance of certain Funds relative to category averages, the Board concluded that the Advisor and the Sub-Advisors should continue to provide investment management services to the Funds, as applicable, consistent with the objectives and strategies of the Funds. The Board noted that it would continue to monitor Fund investment performance on a regular basis and discuss with the Advisor from time to time any long-term underperformance as determined to be appropriate by the Board.

With respect to the New Funds, no actual performance information was considered by the Board because these Funds had not yet commenced investment operations, although the Board considered certain hypothetical performance information with respect to the TCW LifePlan Funds assuming various asset allocation strategies. The Board will receive quarterly performance information for the New Funds (as is the case for all of the Funds) once the New Funds commence investment operations.

Reasonableness of Advisory Fees and Profitability. The Board considered information in the Report and in the materials prepared by the Advisor regarding the advisory fees charged under other investment advisory contracts with the Advisor and other investment Advisors for other registered investment companies or other types of clients, as well as the total expenses of each of the Funds. The Independent Directors noted that the advisory fee charged to many of the Funds is higher than the advisory fee charged to certain separate accounts with similar strategies managed by the Advisor, but that, except for the Aggressive Growth Equities Fund (which was merged into the Growth Equities Fund), each Fund's advisory fee does not exceed the range of advisory fees charged to the other mutual funds contained in each Fund's respective peer groupings, based on information presented to the Board. The Board noted that the Aggressive Growth Equities Fund is in the process of merging with the Growth Equities Fund. The Board took into consideration that the Advisor agreed to reduce its investment advisory fee or pay the operating expenses of each Fund pursuant to certain expense limitation agreements. The Board also considered the cost of services to be provided and profits to be realized by the Advisor and Sub-Advisors and their affiliates from the relationship with the Company, including the overall financial soundness of the Advisor and Sub-Advisors.

The Board noted that the Advisor will not charge an investment management fee with respect the TCW LifePlan Funds, which will invest in shares of other Funds. However, the LifePlan Funds will bear a proportionate share of the expenses, including investment management fees, charged to the Funds in which they invest.

Based on their evaluation of this information, the Board concluded that the contractual management fees of the Funds under the Advisory Agreement and Sub-Advisory Agreements are fair and bear a reasonable

US FIXED INCOME

TCW Funds, Inc.

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreements

relationship to the services rendered. In connection with its consideration of the Sub-Advisory Agreements, the Board noted that the Sub-Advisors' fees are paid by the Advisor out of the fee the Advisor charges under the Advisory Agreement and are not paid directly by the Funds.

Economies of Scale. The Board considered the potential of the Advisor to experience economies of scale as the funds grow in size. The Independent Directors noted that the Advisor has agreed to certain expense limitation arrangements, which are designed to maintain the overall expense ratios of the funds at a competitive level. The Board concluded that in light of the information presented, the current fee structures reflected in the Advisory Agreement and each Sub-Advisory Agreement are appropriate.

Ancillary Benefits. The Board considered ancillary benefits to be received by the Advisor, the Sub-Advisors, and their affiliates as a result of the relationship of the Advisor and the Sub-Advisors with the Company, including soft dollar arrangements and compensation for certain compliance support services. The Board noted that, in addition to the fees the Advisor and the Sub-Advisors receive under the Advisory and Sub-Advisory Agreements, the Advisor and the Sub-Advisors could receive additional benefits from the Funds in the form of reports, research and other services obtainable from brokers and their affiliates in return for brokerage commissions paid to such brokers. With respect to the TCW LifePlan Funds, the Board noted that the growth of those Funds will result in the growth of the other Fund in which the LifePlan Funds invest, which would result in increased investment management fee revenue to the Advisor and other potential benefits associated with the growth of the Funds. The Board concluded that any potential benefits to be derived by the Advisor and the Sub-Advisors from their relationships with the funds are consistent with the services provided by the Advisor and the Sub-Advisors to the Funds.

Based upon these considerations, the Board of Directors, including the Independent Directors, approved the Advisory Agreement and each Sub-Advisory Agreement with respect to the Funds as proposed.

TCW Funds, Inc.

Directors and Officers of the Company

A board of eight directors is responsible for overseeing the operations of the 23 TCW Funds. The directors of the Funds, and their business addresses and their principal occupations for the last five years are set forth below.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (70) c/o Paul Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit organization). Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young LLP for the Pacific Southwest Area.	Point 360 (audio visual services), Broadway National Bank (banking), TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (82) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Strategic Income Fund, Inc. (closed-end fund).

Matthew K. Fong (52) Strategic Advisory Group 556 S. Fair Oaks Avenue Pasadena, CA 91105	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999. From 1995 to 1998, Mr. Fong served as Treasurer of the State of California.	Seismic Warning Systems, Inc., and TCW Strategic Income Fund, Inc. (closed-end fund).

John A. Gavin (75) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital Management Trust (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), and Hotchkis and Wiley Funds (mutual funds).

Patrick C. Haden (53) 10900 Wilshire Boulevard Los Angeles, CA 90024 Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (72) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Parker has served as a director of TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp., trustee of the Burridge Center for Research in Security Prices (University of Colorado), Amerindo Funds (mutual fund), and TCW Strategic Income Fund, Inc. (closed-end fund).

TCW Funds, Inc.

Interested Directors

Each of these directors are "interested persons" of TCW Funds, Inc. ("Company") as defined in the 1940 Act because they are directors and officers of the Advisor, and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (62) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company, and Trust Company of the West.	Qualcomm Incorporated (wireless communications).

Thomas E. Larkin, Jr. (67) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Alvin R. Albe, Jr. (53)*	President and Chief Executive Officer	President, Chief Executive Officer and Director, the Advisor, Executive Vice President and Director of TCW Asset Management Company and Trust Company of the West; Executive Vice President, The TCW Group, Inc., and President, Chief Executive Officer and Director, TCW Strategic Income Fund, Inc.

Michael E. Cahill (55)*	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company and General Counsel, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (48)*	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company.

Hilary G.D. Lord (50)*	Senior Vice President and Chief Compliance Officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

TCW Funds, Inc.

Directors and Officers of the Company (Continued)

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Ronald R. Redell (35)*	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (56)*	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

David S. DeVito (43)*	Treasurer and Chief Financial Officer	Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Director, TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

George N. Winn (38)*	Assistant Treasurer	Senior Vice President, the Advisor, Trust Company of the West and TCW Asset Management Company.

  (1)  Positions with The TCW Group, Inc. and its affiliates may have changed over time.

  *  Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

The SAI (Statement of Additional Information) has additional information regarding the Board of Directors. A copy is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

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Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Brokerage Services

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Alvin R. Albe, Jr.

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief

Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcw.com

FUNDarFI1206

Item 2.                    Code of Ethics.  The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.  The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.                    Audit Committee Financial Expert.  The registrant has two audit committee financial experts, Samuel P. Bell and Charles A. Parker, who are independent of management serving on its audit committee.

Item 4.                    Principal Accountant Fees and Services.

(a) Audit Fees Paid by Registrant

2005	2006

$487,350	$503,360

(b) Audit-Related Fees Paid by Registrant

2005	2006

0	$0

(c) Tax Fees Paid by Registrant

2005	2006

$124,118	$88,192

Fees were for the preparation and filing of the registrant’s corporate returns.

(d) All Other Fees Paid by Registrant

2005	2006

$61,696	$17,213

Fees in 2005 were principally for a review of registrant’s anti-money laundering policy.  Fees in 2006 were principally for review of the tax treatment of REMIC Securities.

(e) (1)      The registrant’s audit committee approves each specific service the auditor will perform for the registrant.  Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

(e) (2) None.

(f) Not applicable.

(g) None.

(h) Not applicable.

Item 5.                    Audit of Committee of Listed Registrants.  Not applicable.

Item 6.                    Schedule of Investments.  Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.                    Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.                    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.                 Controls and Procedures.

(a)    The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.                 Exhibits.

(a)      EX-99.CODE – Code of Ethics

(b)      EX-99.CERT – Section 302 Certifications (filed herewith).

EX-99.906CERT – Section 906 Certification (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	January 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	January 4, 2007

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	January 4, 2007